Financial Statements

Variable Annuity Account B
Year Ended December 31, 2020
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account B

Financial Statements

Year Ended December 31, 2020

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Net Assets
Statements of Operations and Change in Net Assets
Notes to Financial Statements
1. Organization and Significant Accounting Policies
2. Variable Annuity Contract Charges
3. Summary of Unit Transactions
4. Financial Highlights
5. Subsequent Events

6 9 39 39 47 49 53 72

Report of Independent Registered Public Accounting Firm

To the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York and Contract Owners of Variable Annuity Account B

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account B (the Separate Account), as of December 31, 2020 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ ERNST & YOUNG LLP

We have served as the Separate Account’s auditor since 1996.

Kansas City, MO
April 28, 2021

Appendix

Subaccounts comprising Variable Annuity Account B

Subaccounts	Statements of operations and changes in net assets
AB VPS Dynamic Asset Allocation	For each of the two years in the period ended December 31, 2020
AB VPS Small/Mid Cap Value	For each of the two years in the period ended December 31, 2020
American Century VP Mid Cap Value	For each of the two years in the period ended December 31, 2020
American Century VP Ultra®	For each of the two years in the period ended December 31, 2020
American Century VP Value	For each of the two years in the period ended December 31, 2020
American Funds IS® Asset Allocation	For each of the two years in the period ended December 31, 2020
American Funds IS® Capital World Bond	For each of the two years in the period ended December 31, 2020
American Funds IS® Global Growth	For each of the two years in the period ended December 31, 2020
American Funds IS® Growth-Income	For each of the two years in the period ended December 31, 2020
American Funds IS® International	For each of the two years in the period ended December 31, 2020
American Funds IS® New World	For each of the two years in the period ended December 31, 2020
BlackRock Equity Dividend V.I.	For each of the two years in the period ended December 31, 2020
BlackRock Global Allocation V.I.	For each of the two years in the period ended December 31, 2020
BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2020
BNY Mellon IP MidCap Stock	For each of the two years in the period ended December 31, 2020
BNY Mellon IP Small Cap Stock Index	For each of the two years in the period ended December 31, 2020
BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2020
BNY Mellon VIF Appreciation	For each of the two years in the period ended December 31, 2020
ClearBridge Variable Aggressive Growth	For each of the two years in the period ended December 31, 2020
ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Equity-Income	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Growth & Income	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Growth Opportunities	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
Fidelity® VIP High Income	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Overseas	For each of the two years in the period ended December 31, 2020
Franklin Allocation VIP Fund	For each of the two years in the period ended December 31, 2020
Franklin Income VIP Fund	For each of the two years in the period ended December 31, 2020
Franklin Mutual Global Discovery VIP Fund	For each of the two years in the period ended December 31, 2020
Franklin Small Cap Value VIP Fund	For each of the two years in the period ended December 31, 2020
Franklin Strategic Income VIP Fund	For each of the two years in the period ended December 31, 2020
Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Alpha Opportunity	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Floating Rate Strategies	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Global Managed Futures Strategy	For each of the two years in the period ended December 31, 2020
Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Managed Asset Allocation	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2020
Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2020
Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2020
Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2020
Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2020
Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2020
Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
Invesco Oppenheimer V.I. Main Street Small Cap Fund	For each of the two years in the period ended December 31, 2020
Invesco Oppenheimer V.I. Global Fund	For each of the two years in the period ended December 31, 2020
Invesco Oppenheimer V.I. Total Return Bond Fund	For each of the two years in the period ended December 31, 2020
Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2020
Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2020
Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2020
Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2020
Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2020
Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2020
Invesco V.I. International Growth	For each of the two years in the period ended December 31, 2020
Invesco V.I. Mid Cap Core Equity	For each of the two years in the period ended December 31, 2020
Invesco V.I. Value Opportunities	For each of the two years in the period ended December 31, 2020
Ivy VIP Asset Strategy	For each of the two years in the period ended December 31, 2020
Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2020
Janus Henderson VIT Research	For each of the two years in the period ended December 31, 2020
JPMorgan Insurance Trust Core Bond Portfolio	For each of the two years in the period ended December 31, 2020
Lord Abbett Series Bond-Debenture VC	For each of the two years in the period ended December 31, 2020
Lord Abbett Series Developing Growth VC	For each of the two years in the period ended December 31, 2020
MFS® VIT II Research International	For each of the two years in the period ended December 31, 2020
MFS® VIT Total Return	For each of the two years in the period ended December 31, 2020
MFS® VIT Utilities	For each of the two years in the period ended December 31, 2020
Morgan Stanley VIF Emerging Markets Equity	For each of the two years in the period ended December 31, 2020
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2020
Morningstar Balanced ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2020
Morningstar Conservative ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
Morningstar Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2020
Morningstar Income and Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2020
Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2020
PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2020
PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2020
PIMCO VIT Emerging Markets Bond	For each of the two years in the period ended December 31, 2020
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2020
PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2020
PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2020
PIMCO VIT Total Return	For each of the two years in the period ended December 31, 2020
Putnam VT Small Cap Value	For each of the two years in the period ended December 31, 2020
Royce Micro-Cap	For each of the two years in the period ended December 31, 2020
T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2020
Templeton Developing Markets VIP Fund	For each of the two years in the period ended December 31, 2020
Templeton Global Bond VIP Fund	For each of the two years in the period ended December 31, 2020
Western Asset Variable Global High Yield Bond	For each of the two years in the period ended December 31, 2020

Variable Annuity Account B
Statements of Net Assets
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

AB VPS Dynamic Asset Allocation	3,167	$ 40,039	$ 43,706	$ -	$ 43,706	4,189	$ 10.43	$ 10.43
AB VPS Small/Mid Cap Value	6,286	119,064	108,055	-	108,055	9,347	11.56	11.56
American Century VP Mid Cap Value	26,615	500,707	547,465	-	547,465	32,857	16.19	16.68
American Century VP Ultra®	175,418	3,015,872	4,692,440	-	4,692,440	126,012	33.53	37.33
American Century VP Value	98,185	943,051	1,098,687	-	1,098,687	51,184	19.35	21.54
American Funds IS® Asset Allocation	100,705	2,300,112	2,624,384	-	2,624,384	195,909	13.40	13.40
American Funds IS® Capital World Bond (a)	11,670	136,736	148,323	-	148,323	16,172	9.17	9.17
American Funds IS® Global Growth	70,024	1,963,455	2,832,455	-	2,832,455	156,481	18.10	18.10
American Funds IS® Growth-Income	22,925	1,065,423	1,237,720	-	1,237,720	76,331	16.22	16.22
American Funds IS® International	16,260	315,184	378,049	-	378,049	32,172	11.75	11.75
American Funds IS® New World	4,835	106,607	150,074	-	150,074	11,681	12.85	12.85
BlackRock Equity Dividend V.I.	50,661	574,900	590,203	-	590,203	43,188	13.67	13.67
BlackRock Global Allocation V.I.	36,623	518,663	596,582	-	596,582	49,482	12.06	12.06
BlackRock High Yield V.I.	40,180	287,686	303,362	1,238	304,600	28,437	10.71	10.71
BNY Mellon IP MidCap Stock	5,802	111,950	115,120	-	115,120	9,592	12.04	12.04
BNY Mellon IP Small Cap Stock Index	44,539	779,532	848,912	-	848,912	59,803	14.20	14.20
BNY Mellon IP Technology Growth	64,378	1,432,430	2,185,631	-	2,185,631	53,899	36.78	40.69
BNY Mellon VIF Appreciation	5,851	257,797	272,673	-	272,673	16,075	16.96	16.96
ClearBridge Variable Aggressive Growth	46,380	1,236,508	1,367,760	-	1,367,760	67,745	18.26	20.23
ClearBridge Variable Small Cap Growth	17,709	446,563	648,149	-	648,149	21,601	26.96	30.05
Fidelity® VIP Equity-Income	26,253	570,117	608,539	-	608,539	47,317	12.83	12.83
Fidelity® VIP Growth & Income	32,506	636,398	706,027	-	706,027	50,175	14.07	14.07
Fidelity® VIP Growth Opportunities	24,811	1,038,096	1,887,852	-	1,887,852	56,843	33.21	33.21
Fidelity® VIP High Income	147,306	759,060	749,790	-	749,790	73,930	10.14	10.14
Fidelity® VIP Overseas	17,610	368,530	462,273	-	462,273	39,426	11.72	11.72
Franklin Allocation VIP Fund	72,750	473,706	408,852	-	408,852	33,444	12.23	12.23
Franklin Income VIP Fund	39,341	601,223	591,689	-	591,689	52,617	10.93	11.25
Franklin Mutual Global Discovery VIP Fund	49,664	940,165	839,814	-	839,814	75,357	10.34	11.14
Franklin Small Cap Value VIP Fund	16,012	258,683	232,173	-	232,173	16,053	14.06	14.44
Franklin Strategic Income VIP Fund	11,024	116,179	114,210	-	114,210	12,442	9.18	9.18
Guggenheim VIF All Cap Value	12,943	366,210	402,005	-	402,005	21,033	15.29	19.17
Guggenheim VIF Alpha Opportunity	4,315	73,346	63,951	-	63,951	3,936	14.59	16.22
Guggenheim VIF Floating Rate Strategies	49,745	1,291,926	1,214,268	-	1,214,268	127,892	9.50	9.50
Guggenheim VIF Global Managed Futures Strategy	4,072	69,545	66,418	-	66,418	13,695	4.85	4.85
Guggenheim VIF High Yield	32,200	897,030	885,812	-	885,812	27,625	16.27	34.38
Guggenheim VIF Large Cap Value	20,869	726,024	784,893	-	784,893	51,732	15.18	15.55
Guggenheim VIF Long Short Equity	5,463	75,025	78,667	-	78,667	6,422	11.16	12.42
Guggenheim VIF Managed Asset Allocation	17,292	466,956	577,725	-	577,725	39,536	14.60	14.95
Guggenheim VIF Multi-Hedge Strategies	1,985	48,797	50,843	-	50,843	8,087	5.95	6.31
Guggenheim VIF Small Cap Value	10,802	428,323	402,799	-	402,799	11,826	22.86	34.06
Guggenheim VIF SMid Cap Value	18,993	1,206,248	1,297,421	-	1,297,421	35,116	25.51	37.19
Guggenheim VIF StylePlus Large Core	10,806	415,708	533,620	-	533,620	41,837	12.46	15.42

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Net Assets (continued)
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

Guggenheim VIF StylePlus Large Growth	10,138	$ 159,596	$ 261,453	$ -	$ 261,453	16,027	$ 16.19	$ 19.80
Guggenheim VIF StylePlus Mid Growth	38,649	2,128,323	2,800,475	-	2,800,475	143,790	19.46	20.95
Guggenheim VIF StylePlus Small Growth	28,746	1,020,796	1,290,992	-	1,290,992	95,439	13.52	23.60
Guggenheim VIF Total Return Bond	116,793	1,872,051	2,113,959	-	2,113,959	174,199	10.02	12.16
Guggenheim VIF World Equity Income	50,384	589,439	745,184	-	745,184	64,230	11.56	13.16
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (b)	3,979	265,201	390,158	-	390,158	19,046	16.59	20.49
Invesco Oppenheimer V.I. Global Fund	15,137	624,493	777,416	-	777,416	47,986	16.18	16.18
Invesco Oppenheimer V.I. Main Street Small Cap Fund	8,983	208,870	241,724	-	241,724	7,158	30.52	33.97
Invesco Oppenheimer V.I. Total Return Bond Fund	49,979	410,590	415,327	-	415,327	57,014	6.88	7.33
Invesco V.I. Comstock	15,873	262,558	255,085	-	255,085	17,603	12.36	14.50
Invesco V.I. Equity and Income	54,436	914,184	970,057	-	970,057	62,922	13.19	15.42
Invesco V.I. Global Real Estate	38,967	631,206	572,423	-	572,423	28,991	17.74	19.75
Invesco V.I. Government Money Market (c)	1,022,249	1,022,249	1,022,249	-	1,022,249	117,657	8.45	8.69
Invesco V.I. Government Securities	71,174	832,018	848,396	-	848,396	96,578	8.04	8.77
Invesco V.I. Health Care	10,906	306,373	367,420	-	367,420	13,429	24.85	27.66
Invesco V.I. International Growth	11,805	403,847	494,373	-	494,373	26,974	16.75	18.53
Invesco V.I. Mid Cap Core Equity	9,153	107,087	93,728	-	93,728	4,490	18.76	20.88
Invesco V.I. Value Opportunities	1,063	7,072	5,964	-	5,964	397	13.56	15.10
Ivy VIP Asset Strategy	12,708	111,538	132,701	-	132,701	12,567	10.56	10.56
Janus Henderson VIT Enterprise	25,116	1,689,176	2,196,653	-	2,196,653	81,422	24.96	26.99
Janus Henderson VIT Research	20,718	707,254	989,918	-	989,918	43,759	21.33	22.61
JPMorgan Insurance Trust Core Bond Portfolio	14,121	153,413	165,502	-	165,502	16,925	9.80	9.80
Lord Abbett Series Bond-Debenture VC	17,572	213,117	219,477	-	219,477	19,782	11.09	11.09
Lord Abbett Series Developing Growth VC	5,707	197,004	269,271	-	269,271	11,452	23.48	23.48
MFS® VIT II Research International	20,639	314,061	369,446	-	369,446	33,917	8.58	10.91
MFS® VIT Total Return	41,729	899,859	1,064,096	-	1,064,096	74,612	12.26	14.24
MFS® VIT Utilities	18,928	566,559	656,606	-	656,606	32,833	13.81	20.52
Morgan Stanley VIF Emerging Markets Equity	23,328	344,254	411,975	-	411,975	45,231	7.76	9.14
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	16,048	198,442	208,300	-	208,300	16,637	12.53	12.53
Morningstar Balanced ETF Asset Allocation Portfolio	35,534	395,930	399,397	-	399,397	35,142	11.37	11.37
Morningstar Conservative ETF Asset Allocation Portfolio	15,179	156,367	175,925	-	175,925	17,947	9.81	9.81
Morningstar Growth ETF Asset Allocation Portfolio	29,252	332,068	335,227	-	335,227	27,672	12.11	12.11
Morningstar Income and Growth ETF Asset Allocation Portfolio	20,109	212,811	221,599	-	221,599	20,864	10.62	10.62
Neuberger Berman AMT Sustainable Equity	27,450	573,172	844,912	-	844,912	28,397	27.17	29.70
PIMCO VIT All Asset	11,557	121,188	127,932	-	127,932	9,453	12.55	13.97
PIMCO VIT CommodityRealReturn Strategy	28,399	186,964	171,816	-	171,816	41,436	3.73	4.22
PIMCO VIT Emerging Markets Bond	3,345	43,244	44,961	-	44,961	3,539	12.24	12.72
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	37,287	397,762	419,106	-	419,106	33,588	11.69	12.50
PIMCO VIT Low Duration	55,881	576,613	580,042	-	580,042	68,641	7.60	8.46
PIMCO VIT Real Return	95,871	1,219,369	1,334,518	-	1,334,518	115,435	10.39	11.56

(b) Merger. See Note 1.
(c) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Net Assets (continued)
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

PIMCO VIT Total Return	47,404	$ 519,729	$ 549,409	$ -	$ 549,409	54,792	$ 10.03	$ 10.03
Putnam VT Small Cap Value	1,003	12,586	10,045	-	10,045	911	11.02	11.02
Royce Micro-Cap	16,221	164,055	193,194	-	193,194	15,360	10.45	12.60
T. Rowe Price Health Sciences	27,586	1,222,877	1,598,905	-	1,598,905	75,438	21.19	21.19
Templeton Developing Markets VIP Fund	18,427	157,007	214,489	-	214,489	17,647	12.15	12.15
Templeton Global Bond VIP Fund	140,212	2,107,440	1,937,727	-	1,937,727	249,500	7.77	7.77
Western Asset Variable Global High Yield Bond	4,885	37,363	37,516	-	37,516	3,102	12.05	12.13

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets
Years Ended December 31, 2020 and 2019, Except as Noted

	AB VPS Dynamic Asset Allocation	AB VPS Small/Mid Cap Value	American Century VP Mid Cap Value
Net assets as of December 31, 2018	$36,587	$85,787	$447,971
Investment income (loss):
Dividend distributions	718	343	10,090
Investment Expenses:
Mortality and expense risk and administrative charges	(298)	(772)	(3,968)
Net investment income (loss)	420	(429)	6,122
Increase (decrease) in net assets from operations:
Capital gain distributions	45	11,834	54,678
Realized capital gain (loss) on investments	6	(259)	105
Change in unrealized appreciation (depreciation)	4,777	5,718	65,619
Net gain (loss) on investments	4,828	17,293	120,402
Net increase (decrease) in net assets from operations	5,248	16,864	126,524
Contract owner transactions:
Variable annuity deposits	-	11,599	11,025
Terminations, withdrawals and annuity payments	-	(1,039)	(7,251)
Transfers between subaccounts, net	-	720	5,540
Maintenance charges and mortality adjustments	(227)	(433)	(3,176)
Increase (decrease) in net assets from contract transactions	(227)	10,847	6,138
Total increase (decrease) in net assets	5,021	27,711	132,662
Net assets as of December 31, 2019	$41,608	$113,498	$580,633
Investment income (loss):
Dividend distributions	611	782	8,585
Investment Expenses:
Mortality and expense risk and administrative charges	(304)	(724)	(3,844)
Net investment income (loss)	307	58	4,741
Increase (decrease) in net assets from operations:
Capital gain distributions	-	4,817	-
Realized capital gain (loss) on investments	7	(2,103)	2,417
Change in unrealized appreciation (depreciation)	1,453	1,274	(4,334)
Net gain (loss) on investments	1,460	3,988	(1,917)
Net increase (decrease) in net assets from operations	1,767	4,046	2,824
Contract owner transactions:
Variable annuity deposits	65	4,487	10,737
Terminations, withdrawals and annuity payments	(64)	(1,073)	(48,827)
Transfers between subaccounts, net	561	(12,496)	4,739
Maintenance charges and mortality adjustments	(231)	(407)	(2,641)
Increase (decrease) in net assets from contract transactions	331	(9,489)	(35,992)
Total increase (decrease) in net assets	2,098	(5,443)	(33,168)
Net assets as of December 31, 2020	$43,706	$108,055	$547,465

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	American Century VP Ultra®	American Century VP Value	American Funds IS® Asset Allocation
Net assets as of December 31, 2018	$2,564,617	$1,067,769	$1,100,522
Investment income (loss):
Dividend distributions	-	25,150	29,191
Investment Expenses:
Mortality and expense risk and administrative charges	(24,490)	(9,689)	(11,255)
Net investment income (loss)	(24,490)	15,461	17,936
Increase (decrease) in net assets from operations:
Capital gain distributions	332,579	74,151	70,716
Realized capital gain (loss) on investments	13,125	28,159	2,044
Change in unrealized appreciation (depreciation)	563,032	166,034	172,374
Net gain (loss) on investments	908,736	268,344	245,134
Net increase (decrease) in net assets from operations	884,246	283,805	263,070
Contract owner transactions:
Variable annuity deposits	394,714	36,804	685,942
Terminations, withdrawals and annuity payments	(106,059)	(58,584)	(110,307)
Transfers between subaccounts, net	7,114	2,688	(29,389)
Maintenance charges and mortality adjustments	(17,786)	(4,314)	(9,870)
Increase (decrease) in net assets from contract transactions	277,983	(23,406)	536,376
Total increase (decrease) in net assets	1,162,229	260,399	799,446
Net assets as of December 31, 2019	$3,726,846	$1,328,168	$1,899,968
Investment income (loss):
Dividend distributions	-	23,829	34,921
Investment Expenses:
Mortality and expense risk and administrative charges	(31,307)	(8,523)	(17,544)
Net investment income (loss)	(31,307)	15,306	17,377
Increase (decrease) in net assets from operations:
Capital gain distributions	371,183	30,695	10,981
Realized capital gain (loss) on investments	236,882	(1,758)	4,355
Change in unrealized appreciation (depreciation)	1,070,023	(89,329)	241,007
Net gain (loss) on investments	1,678,088	(60,392)	256,343
Net increase (decrease) in net assets from operations	1,646,781	(45,086)	273,720
Contract owner transactions:
Variable annuity deposits	259,170	32,957	489,822
Terminations, withdrawals and annuity payments	(288,155)	(58,116)	(133,851)
Transfers between subaccounts, net	(628,640)	(155,895)	104,826
Maintenance charges and mortality adjustments	(23,562)	(3,341)	(10,101)
Increase (decrease) in net assets from contract transactions	(681,187)	(184,395)	450,696
Total increase (decrease) in net assets	965,594	(229,481)	724,416
Net assets as of December 31, 2020	$4,692,440	$1,098,687	$2,624,384

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	American Funds IS® Capital World Bond(a)	American Funds IS® Global Growth	American Funds IS® Growth-Income
Net assets as of December 31, 2018	$88,581	$1,533,637	$1,047,051
Investment income (loss):
Dividend distributions	1,567	18,312	19,267
Investment Expenses:
Mortality and expense risk and administrative charges	(719)	(13,875)	(9,394)
Net investment income (loss)	848	4,437	9,873
Increase (decrease) in net assets from operations:
Capital gain distributions	-	102,065	127,916
Realized capital gain (loss) on investments	32	11,780	1,857
Change in unrealized appreciation (depreciation)	5,490	406,707	130,539
Net gain (loss) on investments	5,522	520,552	260,312
Net increase (decrease) in net assets from operations	6,370	524,989	270,185
Contract owner transactions:
Variable annuity deposits	940	115,192	140,648
Terminations, withdrawals and annuity payments	(619)	(58,298)	(34,767)
Transfers between subaccounts, net	39,208	58,141	(38,552)
Maintenance charges and mortality adjustments	(279)	(10,858)	(3,406)
Increase (decrease) in net assets from contract transactions	39,250	104,177	63,923
Total increase (decrease) in net assets	45,620	629,166	334,108
Net assets as of December 31, 2019	$134,201	$2,162,803	$1,381,159
Investment income (loss):
Dividend distributions	1,470	3,550	14,734
Investment Expenses:
Mortality and expense risk and administrative charges	(1,068)	(17,156)	(10,002)
Net investment income (loss)	402	(13,606)	4,732
Increase (decrease) in net assets from operations:
Capital gain distributions	2,516	62,707	37,336
Realized capital gain (loss) on investments	424	84,597	40,769
Change in unrealized appreciation (depreciation)	8,885	488,553	90,716
Net gain (loss) on investments	11,825	635,857	168,821
Net increase (decrease) in net assets from operations	12,227	622,251	173,553
Contract owner transactions:
Variable annuity deposits	10,167	187,182	84,500
Terminations, withdrawals and annuity payments	(1,867)	(195,088)	(31,661)
Transfers between subaccounts, net	(5,922)	68,917	(367,377)
Maintenance charges and mortality adjustments	(483)	(13,610)	(2,454)
Increase (decrease) in net assets from contract transactions	1,895	47,401	(316,992)
Total increase (decrease) in net assets	14,122	669,652	(143,439)
Net assets as of December 31, 2020	$148,323	$2,832,455	$1,237,720

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	American Funds IS® International	American Funds IS® New World	BlackRock Equity Dividend V.I.
Net assets as of December 31, 2018	$347,969	$74,705	$346,311
Investment income (loss):
Dividend distributions	5,327	801	7,971
Investment Expenses:
Mortality and expense risk and administrative charges	(3,040)	(690)	(3,202)
Net investment income (loss)	2,287	111	4,769
Increase (decrease) in net assets from operations:
Capital gain distributions	10,799	3,187	31,913
Realized capital gain (loss) on investments	(1,880)	242	70
Change in unrealized appreciation (depreciation)	66,598	19,435	59,278
Net gain (loss) on investments	75,517	22,864	91,261
Net increase (decrease) in net assets from operations	77,804	22,975	96,030
Contract owner transactions:
Variable annuity deposits	12,190	819	110,286
Terminations, withdrawals and annuity payments	(8,079)	(2,805)	(70,133)
Transfers between subaccounts, net	20,538	24,167	26,198
Maintenance charges and mortality adjustments	(940)	(221)	(1,803)
Increase (decrease) in net assets from contract transactions	23,709	21,960	64,548
Total increase (decrease) in net assets	101,513	44,935	160,578
Net assets as of December 31, 2019	$449,482	$119,640	$506,889
Investment income (loss):
Dividend distributions	1,478	49	11,053
Investment Expenses:
Mortality and expense risk and administrative charges	(2,718)	(921)	(4,054)
Net investment income (loss)	(1,240)	(872)	6,999
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,360	20,278
Realized capital gain (loss) on investments	(13,752)	1,358	(8,978)
Change in unrealized appreciation (depreciation)	40,488	28,108	9,181
Net gain (loss) on investments	26,736	30,826	20,481
Net increase (decrease) in net assets from operations	25,496	29,954	27,480
Contract owner transactions:
Variable annuity deposits	8,163	1,576	48,879
Terminations, withdrawals and annuity payments	(15,849)	(2,733)	(10,448)
Transfers between subaccounts, net	(88,485)	1,968	18,021
Maintenance charges and mortality adjustments	(758)	(331)	(618)
Increase (decrease) in net assets from contract transactions	(96,929)	480	55,834
Total increase (decrease) in net assets	(71,433)	30,434	83,314
Net assets as of December 31, 2020	$378,049	$150,074	$590,203

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.	BNY Mellon IP MidCap Stock
Net assets as of December 31, 2018	$256,930	$207,922	$92,681
Investment income (loss):
Dividend distributions	4,624	11,130	393
Investment Expenses:
Mortality and expense risk and administrative charges	(2,451)	(1,627)	(761)
Net investment income (loss)	2,173	9,503	(368)
Increase (decrease) in net assets from operations:
Capital gain distributions	14,147	-	7,120
Realized capital gain (loss) on investments	816	377	(2,211)
Change in unrealized appreciation (depreciation)	32,865	18,547	13,100
Net gain (loss) on investments	47,828	18,924	18,009
Net increase (decrease) in net assets from operations	50,001	28,427	17,641
Contract owner transactions:
Variable annuity deposits	110,258	27,156	2,190
Terminations, withdrawals and annuity payments	(32,133)	(59,875)	(7,662)
Transfers between subaccounts, net	(2,529)	15,504	3,483
Maintenance charges and mortality adjustments	(2,518)	(467)	(191)
Increase (decrease) in net assets from contract transactions	73,078	(17,682)	(2,180)
Total increase (decrease) in net assets	123,079	10,745	15,461
Net assets as of December 31, 2019	$380,009	$218,667	$108,142
Investment income (loss):
Dividend distributions	6,823	13,493	511
Investment Expenses:
Mortality and expense risk and administrative charges	(3,786)	(2,016)	(717)
Net investment income (loss)	3,037	11,477	(206)
Increase (decrease) in net assets from operations:
Capital gain distributions	33,171	-	-
Realized capital gain (loss) on investments	3,556	(988)	(1,413)
Change in unrealized appreciation (depreciation)	67,556	11,154	9,222
Net gain (loss) on investments	104,283	10,166	7,809
Net increase (decrease) in net assets from operations	107,320	21,643	7,603
Contract owner transactions:
Variable annuity deposits	85,236	27,271	2,457
Terminations, withdrawals and annuity payments	(21,050)	(18,967)	(1,453)
Transfers between subaccounts, net	46,634	56,651	(1,457)
Maintenance charges and mortality adjustments	(1,567)	(665)	(172)
Increase (decrease) in net assets from contract transactions	109,253	64,290	(625)
Total increase (decrease) in net assets	216,573	85,933	6,978
Net assets as of December 31, 2020	$596,582	$304,600	$115,120

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	BNY Mellon IP Small Cap Stock Index	BNY Mellon IP Technology Growth	BNY Mellon VIF Appreciation
Net assets as of December 31, 2018	$677,082	$870,782	$6,160
Investment income (loss):
Dividend distributions	6,602	-	65
Investment Expenses:
Mortality and expense risk and administrative charges	(5,977)	(9,081)	(53)
Net investment income (loss)	625	(9,081)	12
Increase (decrease) in net assets from operations:
Capital gain distributions	63,001	129,450	765
Realized capital gain (loss) on investments	(5,228)	2,244	(28)
Change in unrealized appreciation (depreciation)	91,324	100,917	1,323
Net gain (loss) on investments	149,097	232,611	2,060
Net increase (decrease) in net assets from operations	149,722	223,530	2,072
Contract owner transactions:
Variable annuity deposits	40,851	259,288	-
Terminations, withdrawals and annuity payments	(56,119)	(72,030)	(314)
Transfers between subaccounts, net	45,783	9,942	-
Maintenance charges and mortality adjustments	(1,509)	(5,382)	(57)
Increase (decrease) in net assets from contract transactions	29,006	191,818	(371)
Total increase (decrease) in net assets	178,728	415,348	1,701
Net assets as of December 31, 2019	$855,810	$1,286,130	$7,861
Investment income (loss):
Dividend distributions	8,120	996	291
Investment Expenses:
Mortality and expense risk and administrative charges	(5,618)	(12,139)	(360)
Net investment income (loss)	2,502	(11,143)	(69)
Increase (decrease) in net assets from operations:
Capital gain distributions	46,235	159,426	1,672
Realized capital gain (loss) on investments	(21,430)	8,055	184
Change in unrealized appreciation (depreciation)	55,960	669,749	14,756
Net gain (loss) on investments	80,765	837,230	16,612
Net increase (decrease) in net assets from operations	83,267	826,087	16,543
Contract owner transactions:
Variable annuity deposits	26,937	22,682	12,217
Terminations, withdrawals and annuity payments	(12,412)	(17,971)	(3,265)
Transfers between subaccounts, net	(103,468)	75,976	239,399
Maintenance charges and mortality adjustments	(1,222)	(7,273)	(82)
Increase (decrease) in net assets from contract transactions	(90,165)	73,414	248,269
Total increase (decrease) in net assets	(6,898)	899,501	264,812
Net assets as of December 31, 2020	$848,912	$2,185,631	$272,673

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	ClearBridge Variable Aggressive Growth	ClearBridge Variable Small Cap Growth	Fidelity® VIP Equity-Income
Net assets as of December 31, 2018	$983,344	$345,731	$285,850
Investment income (loss):
Dividend distributions	8,128	-	9,602
Investment Expenses:
Mortality and expense risk and administrative charges	(8,193)	(3,061)	(2,909)
Net investment income (loss)	(65)	(3,061)	6,693
Increase (decrease) in net assets from operations:
Capital gain distributions	20,205	40,014	16,890
Realized capital gain (loss) on investments	(8,101)	5,090	(1,922)
Change in unrealized appreciation (depreciation)	215,009	46,897	68,905
Net gain (loss) on investments	227,113	92,001	83,873
Net increase (decrease) in net assets from operations	227,048	88,940	90,566
Contract owner transactions:
Variable annuity deposits	72,936	35,920	224,414
Terminations, withdrawals and annuity payments	(103,521)	(1,931)	(25,974)
Transfers between subaccounts, net	(16,053)	(22,883)	52,756
Maintenance charges and mortality adjustments	(2,895)	(1,159)	(2,497)
Increase (decrease) in net assets from contract transactions	(49,533)	9,947	248,699
Total increase (decrease) in net assets	177,515	98,887	339,265
Net assets as of December 31, 2019	$1,160,859	$444,618	$625,115
Investment income (loss):
Dividend distributions	6,894	-	8,834
Investment Expenses:
Mortality and expense risk and administrative charges	(8,519)	(3,701)	(4,266)
Net investment income (loss)	(1,625)	(3,701)	4,568
Increase (decrease) in net assets from operations:
Capital gain distributions	115,373	43,514	24,405
Realized capital gain (loss) on investments	(2,646)	3,189	2,228
Change in unrealized appreciation (depreciation)	81,640	149,377	1,345
Net gain (loss) on investments	194,367	196,080	27,978
Net increase (decrease) in net assets from operations	192,742	192,379	32,546
Contract owner transactions:
Variable annuity deposits	18,220	10,051	99,573
Terminations, withdrawals and annuity payments	(12,989)	(9,194)	(38,349)
Transfers between subaccounts, net	11,832	11,590	(108,555)
Maintenance charges and mortality adjustments	(2,904)	(1,295)	(1,791)
Increase (decrease) in net assets from contract transactions	14,159	11,152	(49,122)
Total increase (decrease) in net assets	206,901	203,531	(16,576)
Net assets as of December 31, 2020	$1,367,760	$648,149	$608,539

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Fidelity® VIP Growth & Income	Fidelity® VIP Growth Opportunities	Fidelity® VIP High Income
Net assets as of December 31, 2018	$447,156	$887,716	$326,698
Investment income (loss):
Dividend distributions	17,928	-	32,238
Investment Expenses:
Mortality and expense risk and administrative charges	(3,995)	(8,127)	(4,413)
Net investment income (loss)	13,933	(8,127)	27,825
Increase (decrease) in net assets from operations:
Capital gain distributions	43,168	87,716	-
Realized capital gain (loss) on investments	(554)	32,464	1,234
Change in unrealized appreciation (depreciation)	72,865	233,603	35,347
Net gain (loss) on investments	115,479	353,783	36,581
Net increase (decrease) in net assets from operations	129,412	345,656	64,406
Contract owner transactions:
Variable annuity deposits	34,861	66,563	318,224
Terminations, withdrawals and annuity payments	(985)	(6,917)	(2,903)
Transfers between subaccounts, net	(15,321)	(126,545)	(2,208)
Maintenance charges and mortality adjustments	(629)	(4,352)	(3,223)
Increase (decrease) in net assets from contract transactions	17,926	(71,251)	309,890
Total increase (decrease) in net assets	147,338	274,405	374,296
Net assets as of December 31, 2019	$594,494	$1,162,121	$700,994
Investment income (loss):
Dividend distributions	11,732	-	35,764
Investment Expenses:
Mortality and expense risk and administrative charges	(4,452)	(9,683)	(5,334)
Net investment income (loss)	7,280	(9,683)	30,430
Increase (decrease) in net assets from operations:
Capital gain distributions	28,359	78,085	-
Realized capital gain (loss) on investments	1,809	29,918	(4,632)
Change in unrealized appreciation (depreciation)	18,117	559,185	(15,134)
Net gain (loss) on investments	48,285	667,188	(19,766)
Net increase (decrease) in net assets from operations	55,565	657,505	10,664
Contract owner transactions:
Variable annuity deposits	39,366	47,175	43,069
Terminations, withdrawals and annuity payments	(21,931)	(22,019)	(6,290)
Transfers between subaccounts, net	39,392	47,830	5,317
Maintenance charges and mortality adjustments	(859)	(4,760)	(3,964)
Increase (decrease) in net assets from contract transactions	55,968	68,226	38,132
Total increase (decrease) in net assets	111,533	725,731	48,796
Net assets as of December 31, 2020	$706,027	$1,887,852	$749,790

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Fidelity® VIP Overseas	Franklin Allocation VIP Fund	Franklin Income VIP Fund
Net assets as of December 31, 2018	$305,777	$285,414	$697,180
Investment income (loss):
Dividend distributions	4,385	10,892	37,803
Investment Expenses:
Mortality and expense risk and administrative charges	(2,451)	(2,507)	(5,585)
Net investment income (loss)	1,934	8,385	32,218
Increase (decrease) in net assets from operations:
Capital gain distributions	12,515	20,953	11,425
Realized capital gain (loss) on investments	(5,555)	(839)	839
Change in unrealized appreciation (depreciation)	63,340	26,784	54,566
Net gain (loss) on investments	70,300	46,898	66,830
Net increase (decrease) in net assets from operations	72,234	55,283	99,048
Contract owner transactions:
Variable annuity deposits	602	35,081	5,528
Terminations, withdrawals and annuity payments	(25,396)	(10,604)	(29,894)
Transfers between subaccounts, net	(51,232)	6,246	(85,537)
Maintenance charges and mortality adjustments	(306)	(1,811)	(2,500)
Increase (decrease) in net assets from contract transactions	(76,332)	28,912	(112,403)
Total increase (decrease) in net assets	(4,098)	84,195	(13,355)
Net assets as of December 31, 2019	$301,679	$369,609	$683,825
Investment income (loss):
Dividend distributions	871	4,926	31,963
Investment Expenses:
Mortality and expense risk and administrative charges	(2,643)	(2,786)	(4,567)
Net investment income (loss)	(1,772)	2,140	27,396
Increase (decrease) in net assets from operations:
Capital gain distributions	1,103	94,928	453
Realized capital gain (loss) on investments	5,876	(2,298)	(23,170)
Change in unrealized appreciation (depreciation)	81,344	(54,134)	(30,363)
Net gain (loss) on investments	88,323	38,496	(53,080)
Net increase (decrease) in net assets from operations	86,551	40,636	(25,684)
Contract owner transactions:
Variable annuity deposits	15,533	958	25,954
Terminations, withdrawals and annuity payments	(8,790)	(9,403)	(12,805)
Transfers between subaccounts, net	67,570	8,684	(77,927)
Maintenance charges and mortality adjustments	(270)	(1,632)	(1,674)
Increase (decrease) in net assets from contract transactions	74,043	(1,393)	(66,452)
Total increase (decrease) in net assets	160,594	39,243	(92,136)
Net assets as of December 31, 2020	$462,273	$408,852	$591,689

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Franklin Mutual Global Discovery VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund
Net assets as of December 31, 2018	$785,386	$206,268	$119,761
Investment income (loss):
Dividend distributions	14,933	2,351	6,558
Investment Expenses:
Mortality and expense risk and administrative charges	(6,732)	(1,791)	(967)
Net investment income (loss)	8,201	560	5,591
Increase (decrease) in net assets from operations:
Capital gain distributions	93,808	37,454	-
Realized capital gain (loss) on investments	(6,554)	(6,016)	(198)
Change in unrealized appreciation (depreciation)	87,583	17,969	3,363
Net gain (loss) on investments	174,837	49,407	3,165
Net increase (decrease) in net assets from operations	183,038	49,967	8,756
Contract owner transactions:
Variable annuity deposits	17,030	7,778	7,937
Terminations, withdrawals and annuity payments	(26,350)	(22,293)	(9,978)
Transfers between subaccounts, net	5,331	15,450	(445)
Maintenance charges and mortality adjustments	(2,893)	(481)	(480)
Increase (decrease) in net assets from contract transactions	(6,882)	454	(2,966)
Total increase (decrease) in net assets	176,156	50,421	5,790
Net assets as of December 31, 2019	$961,542	$256,689	$125,551
Investment income (loss):
Dividend distributions	17,867	3,021	5,343
Investment Expenses:
Mortality and expense risk and administrative charges	(6,032)	(1,526)	(841)
Net investment income (loss)	11,835	1,495	4,502
Increase (decrease) in net assets from operations:
Capital gain distributions	14,310	12,849	-
Realized capital gain (loss) on investments	(50,768)	(14,882)	(3,261)
Change in unrealized appreciation (depreciation)	(20,997)	6,633	(1,129)
Net gain (loss) on investments	(57,455)	4,600	(4,390)
Net increase (decrease) in net assets from operations	(45,620)	6,095	112
Contract owner transactions:
Variable annuity deposits	18,760	3,099	3,891
Terminations, withdrawals and annuity payments	(10,454)	(7,186)	(1,002)
Transfers between subaccounts, net	(82,333)	(26,111)	(13,841)
Maintenance charges and mortality adjustments	(2,081)	(413)	(501)
Increase (decrease) in net assets from contract transactions	(76,108)	(30,611)	(11,453)
Total increase (decrease) in net assets	(121,728)	(24,516)	(11,341)
Net assets as of December 31, 2020	$839,814	$232,173	$114,210

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF All Cap Value	Guggenheim VIF Alpha Opportunity	Guggenheim VIF Floating Rate Strategies
Net assets as of December 31, 2018	$619,551	$131,214	$882,117
Investment income (loss):
Dividend distributions	7,647	216	59,354
Investment Expenses:
Mortality and expense risk and administrative charges	(4,491)	(948)	(8,666)
Net investment income (loss)	3,156	(732)	50,688
Increase (decrease) in net assets from operations:
Capital gain distributions	40,481	-	-
Realized capital gain (loss) on investments	22,373	(2,798)	(2,886)
Change in unrealized appreciation (depreciation)	58,622	(823)	20,647
Net gain (loss) on investments	121,476	(3,621)	17,761
Net increase (decrease) in net assets from operations	124,632	(4,353)	68,449
Contract owner transactions:
Variable annuity deposits	1,729	8,091	391,064
Terminations, withdrawals and annuity payments	(49,625)	(5,670)	(35,283)
Transfers between subaccounts, net	(89,917)	(9,963)	(53,291)
Maintenance charges and mortality adjustments	(1,360)	(138)	(6,528)
Increase (decrease) in net assets from contract transactions	(139,173)	(7,680)	295,962
Total increase (decrease) in net assets	(14,541)	(12,033)	364,411
Net assets as of December 31, 2019	$605,010	$119,181	$1,246,528
Investment income (loss):
Dividend distributions	7,323	734	73,913
Investment Expenses:
Mortality and expense risk and administrative charges	(2,917)	(851)	(9,213)
Net investment income (loss)	4,406	(117)	64,700
Increase (decrease) in net assets from operations:
Capital gain distributions	21,735	-	-
Realized capital gain (loss) on investments	2,404	(9,026)	(10,875)
Change in unrealized appreciation (depreciation)	(34,065)	9,201	(66,017)
Net gain (loss) on investments	(9,926)	175	(76,892)
Net increase (decrease) in net assets from operations	(5,520)	58	(12,192)
Contract owner transactions:
Variable annuity deposits	1,433	7,196	76,780
Terminations, withdrawals and annuity payments	(127,544)	(2,352)	(47,686)
Transfers between subaccounts, net	(70,391)	(60,030)	(41,997)
Maintenance charges and mortality adjustments	(983)	(102)	(7,165)
Increase (decrease) in net assets from contract transactions	(197,485)	(55,288)	(20,068)
Total increase (decrease) in net assets	(203,005)	(55,230)	(32,260)
Net assets as of December 31, 2020	$402,005	$63,951	$1,214,268

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value
Net assets as of December 31, 2018	$60,006	$1,105,259	$693,499
Investment income (loss):
Dividend distributions	547	82,718	12,970
Investment Expenses:
Mortality and expense risk and administrative charges	(446)	(8,804)	(5,654)
Net investment income (loss)	101	73,914	7,316
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	45,858
Realized capital gain (loss) on investments	(506)	(406)	7,644
Change in unrealized appreciation (depreciation)	4,443	41,159	78,830
Net gain (loss) on investments	3,937	40,753	132,332
Net increase (decrease) in net assets from operations	4,038	114,667	139,648
Contract owner transactions:
Variable annuity deposits	-	1,307	29,374
Terminations, withdrawals and annuity payments	(187)	(160,470)	(61,207)
Transfers between subaccounts, net	(3,945)	42,480	(10,723)
Maintenance charges and mortality adjustments	(321)	(2,261)	(909)
Increase (decrease) in net assets from contract transactions	(4,453)	(118,944)	(43,465)
Total increase (decrease) in net assets	(415)	(4,277)	96,183
Net assets as of December 31, 2019	$59,591	$1,100,982	$789,682
Investment income (loss):
Dividend distributions	2,592	68,867	14,421
Investment Expenses:
Mortality and expense risk and administrative charges	(494)	(7,159)	(5,196)
Net investment income (loss)	2,098	61,708	9,225
Increase (decrease) in net assets from operations:
Capital gain distributions	380	-	49,074
Realized capital gain (loss) on investments	(88)	(25,385)	2,605
Change in unrealized appreciation (depreciation)	(1,471)	(17,408)	(40,854)
Net gain (loss) on investments	(1,179)	(42,793)	10,825
Net increase (decrease) in net assets from operations	919	18,915	20,050
Contract owner transactions:
Variable annuity deposits	7,773	12,682	4,585
Terminations, withdrawals and annuity payments	(1,497)	(180,435)	(50,790)
Transfers between subaccounts, net	-	(64,249)	22,075
Maintenance charges and mortality adjustments	(368)	(2,083)	(709)
Increase (decrease) in net assets from contract transactions	5,908	(234,085)	(24,839)
Total increase (decrease) in net assets	6,827	(215,170)	(4,789)
Net assets as of December 31, 2020	$66,418	$885,812	$784,893

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF Long Short Equity	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Multi-Hedge Strategies
Net assets as of December 31, 2018	$88,194	$472,271	$59,135
Investment income (loss):
Dividend distributions	512	8,582	735
Investment Expenses:
Mortality and expense risk and administrative charges	(691)	(3,949)	(262)
Net investment income (loss)	(179)	4,633	473
Increase (decrease) in net assets from operations:
Capital gain distributions	-	4,143	-
Realized capital gain (loss) on investments	(904)	2,177	1,788
Change in unrealized appreciation (depreciation)	5,202	79,151	(437)
Net gain (loss) on investments	4,298	85,471	1,351
Net increase (decrease) in net assets from operations	4,119	90,104	1,824
Contract owner transactions:
Variable annuity deposits	2,961	30,528	1,378
Terminations, withdrawals and annuity payments	(4,305)	(10,366)	(13,096)
Transfers between subaccounts, net	8,049	(476)	(28,647)
Maintenance charges and mortality adjustments	(399)	(3,462)	(130)
Increase (decrease) in net assets from contract transactions	6,306	16,224	(40,495)
Total increase (decrease) in net assets	10,425	106,328	(38,671)
Net assets as of December 31, 2019	$98,619	$578,599	$20,464
Investment income (loss):
Dividend distributions	560	9,323	769
Investment Expenses:
Mortality and expense risk and administrative charges	(560)	(4,468)	(401)
Net investment income (loss)	-	4,855	368
Increase (decrease) in net assets from operations:
Capital gain distributions	-	35,952	-
Realized capital gain (loss) on investments	(4,054)	16,966	(31)
Change in unrealized appreciation (depreciation)	2,748	11,106	1,085
Net gain (loss) on investments	(1,306)	64,024	1,054
Net increase (decrease) in net assets from operations	(1,306)	68,879	1,422
Contract owner transactions:
Variable annuity deposits	8,301	35,718	27,590
Terminations, withdrawals and annuity payments	(7,017)	(101,832)	(720)
Transfers between subaccounts, net	(19,494)	74	2,262
Maintenance charges and mortality adjustments	(436)	(3,713)	(175)
Increase (decrease) in net assets from contract transactions	(18,646)	(69,753)	28,957
Total increase (decrease) in net assets	(19,952)	(874)	30,379
Net assets as of December 31, 2020	$78,667	$577,725	$50,843

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF Small Cap Value	Guggenheim VIF SMid Cap Value	Guggenheim VIF StylePlus Large Core
Net assets as of December 31, 2018	$470,825	$1,301,614	$378,390
Investment income (loss):
Dividend distributions	3,826	11,805	9,161
Investment Expenses:
Mortality and expense risk and administrative charges	(3,731)	(10,346)	(3,468)
Net investment income (loss)	95	1,459	5,693
Increase (decrease) in net assets from operations:
Capital gain distributions	28,405	139,396	23,901
Realized capital gain (loss) on investments	(4,307)	3,919	3,793
Change in unrealized appreciation (depreciation)	72,134	163,743	73,681
Net gain (loss) on investments	96,232	307,058	101,375
Net increase (decrease) in net assets from operations	96,327	308,517	107,068
Contract owner transactions:
Variable annuity deposits	13,249	31,750	16,339
Terminations, withdrawals and annuity payments	(75,652)	(201,109)	(30,328)
Transfers between subaccounts, net	(2,961)	(65,829)	2,694
Maintenance charges and mortality adjustments	(1,021)	(2,968)	(1,048)
Increase (decrease) in net assets from contract transactions	(66,385)	(238,156)	(12,343)
Total increase (decrease) in net assets	29,942	70,361	94,725
Net assets as of December 31, 2019	$500,767	$1,371,975	$473,115
Investment income (loss):
Dividend distributions	4,291	13,631	7,852
Investment Expenses:
Mortality and expense risk and administrative charges	(2,965)	(8,564)	(3,776)
Net investment income (loss)	1,326	5,067	4,076
Increase (decrease) in net assets from operations:
Capital gain distributions	31,058	43,194	20,590
Realized capital gain (loss) on investments	(11,905)	(16,695)	1,163
Change in unrealized appreciation (depreciation)	(27,369)	24,551	51,488
Net gain (loss) on investments	(8,216)	51,050	73,241
Net increase (decrease) in net assets from operations	(6,890)	56,117	77,317
Contract owner transactions:
Variable annuity deposits	11,062	42,706	15,663
Terminations, withdrawals and annuity payments	(46,373)	(262,906)	(21,595)
Transfers between subaccounts, net	(54,956)	91,979	(9,866)
Maintenance charges and mortality adjustments	(811)	(2,450)	(1,014)
Increase (decrease) in net assets from contract transactions	(91,078)	(130,671)	(16,812)
Total increase (decrease) in net assets	(97,968)	(74,554)	60,505
Net assets as of December 31, 2020	$402,799	$1,297,421	$533,620

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF StylePlus Small Growth
Net assets as of December 31, 2018	$191,987	$1,558,339	$583,481
Investment income (loss):
Dividend distributions	4,626	15,688	5,411
Investment Expenses:
Mortality and expense risk and administrative charges	(1,744)	(14,422)	(6,125)
Net investment income (loss)	2,882	1,266	(714)
Increase (decrease) in net assets from operations:
Capital gain distributions	20,180	173,544	91,526
Realized capital gain (loss) on investments	5,189	6,652	(2,069)
Change in unrealized appreciation (depreciation)	35,659	312,436	69,250
Net gain (loss) on investments	61,028	492,632	158,707
Net increase (decrease) in net assets from operations	63,910	493,898	157,993
Contract owner transactions:
Variable annuity deposits	3,747	100,172	236,050
Terminations, withdrawals and annuity payments	(9,669)	(107,068)	(19,762)
Transfers between subaccounts, net	7,260	69,677	(11,199)
Maintenance charges and mortality adjustments	(542)	(9,538)	(4,219)
Increase (decrease) in net assets from contract transactions	796	53,243	200,870
Total increase (decrease) in net assets	64,706	547,141	358,863
Net assets as of December 31, 2019	$256,693	$2,105,480	$942,344
Investment income (loss):
Dividend distributions	2,914	29,584	12,577
Investment Expenses:
Mortality and expense risk and administrative charges	(1,723)	(16,488)	(7,208)
Net investment income (loss)	1,191	13,096	5,369
Increase (decrease) in net assets from operations:
Capital gain distributions	9,986	106,058	-
Realized capital gain (loss) on investments	31,271	18,364	(6,018)
Change in unrealized appreciation (depreciation)	32,573	498,485	306,459
Net gain (loss) on investments	73,830	622,907	300,441
Net increase (decrease) in net assets from operations	75,021	636,003	305,810
Contract owner transactions:
Variable annuity deposits	15,215	198,477	54,141
Terminations, withdrawals and annuity payments	(77,852)	(118,753)	(4,994)
Transfers between subaccounts, net	(6,957)	(9,103)	(1,170)
Maintenance charges and mortality adjustments	(667)	(11,629)	(5,139)
Increase (decrease) in net assets from contract transactions	(70,261)	58,992	42,838
Total increase (decrease) in net assets	4,760	694,995	348,648
Net assets as of December 31, 2020	$261,453	$2,800,475	$1,290,992

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund(b)
Net assets as of December 31, 2018	$1,996,173	$928,804	$251,884
Investment income (loss):
Dividend distributions	60,911	25,698	-
Investment Expenses:
Mortality and expense risk and administrative charges	(16,803)	(7,152)	(2,258)
Net investment income (loss)	44,108	18,546	(2,258)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	51,295	49,239
Realized capital gain (loss) on investments	3,241	39,708	(561)
Change in unrealized appreciation (depreciation)	33,159	65,403	32,458
Net gain (loss) on investments	36,400	156,406	81,136
Net increase (decrease) in net assets from operations	80,508	174,952	78,878
Contract owner transactions:
Variable annuity deposits	390,370	3,898	11,194
Terminations, withdrawals and annuity payments	(114,464)	(122,618)	(27,652)
Transfers between subaccounts, net	(52,633)	(78,831)	14,920
Maintenance charges and mortality adjustments	(10,188)	(1,810)	(534)
Increase (decrease) in net assets from contract transactions	213,085	(199,361)	(2,072)
Total increase (decrease) in net assets	293,593	(24,409)	76,806
Net assets as of December 31, 2019	$2,289,766	$904,395	$328,690
Investment income (loss):
Dividend distributions	41,768	20,519	-
Investment Expenses:
Mortality and expense risk and administrative charges	(16,777)	(5,316)	(2,491)
Net investment income (loss)	24,991	15,203	(2,491)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	7,168	90,400
Realized capital gain (loss) on investments	45,823	30,746	(93,225)
Change in unrealized appreciation (depreciation)	210,656	(25,513)	120,351
Net gain (loss) on investments	256,479	12,401	117,526
Net increase (decrease) in net assets from operations	281,470	27,604	115,035
Contract owner transactions:
Variable annuity deposits	49,726	18,775	6,362
Terminations, withdrawals and annuity payments	(183,988)	(206,788)	(31,890)
Transfers between subaccounts, net	(312,046)	3,296	(27,456)
Maintenance charges and mortality adjustments	(10,969)	(2,098)	(583)
Increase (decrease) in net assets from contract transactions	(457,277)	(186,815)	(53,567)
Total increase (decrease) in net assets	(175,807)	(159,211)	61,468
Net assets as of December 31, 2020	$2,113,959	$745,184	$390,158

(b) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund	Invesco Oppenheimer V.I. Total Return Bond Fund
Net assets as of December 31, 2018	$473,787	$223,118	$204,839
Investment income (loss):
Dividend distributions	3,959	-	7,145
Investment Expenses:
Mortality and expense risk and administrative charges	(4,753)	(1,916)	(1,883)
Net investment income (loss)	(794)	(1,916)	5,262
Increase (decrease) in net assets from operations:
Capital gain distributions	89,400	23,359	-
Realized capital gain (loss) on investments	(946)	(6,361)	916
Change in unrealized appreciation (depreciation)	70,202	37,924	11,524
Net gain (loss) on investments	158,656	54,922	12,440
Net increase (decrease) in net assets from operations	157,862	53,006	17,702
Contract owner transactions:
Variable annuity deposits	76,312	1,928	718
Terminations, withdrawals and annuity payments	(35,457)	(42,793)	(30,263)
Transfers between subaccounts, net	60,408	6,126	39,540
Maintenance charges and mortality adjustments	(3,766)	(578)	(539)
Increase (decrease) in net assets from contract transactions	97,497	(35,317)	9,456
Total increase (decrease) in net assets	255,359	17,689	27,158
Net assets as of December 31, 2019	$729,146	$240,807	$231,997
Investment income (loss):
Dividend distributions	3,246	715	15,526
Investment Expenses:
Mortality and expense risk and administrative charges	(5,336)	(1,617)	(2,703)
Net investment income (loss)	(2,090)	(902)	12,823
Increase (decrease) in net assets from operations:
Capital gain distributions	26,922	2,852	-
Realized capital gain (loss) on investments	16,740	(15,173)	967
Change in unrealized appreciation (depreciation)	138,124	42,301	3,712
Net gain (loss) on investments	181,786	29,980	4,679
Net increase (decrease) in net assets from operations	179,696	29,078	17,502
Contract owner transactions:
Variable annuity deposits	6,141	13,693	1,182
Terminations, withdrawals and annuity payments	(81,806)	(15,137)	(145,252)
Transfers between subaccounts, net	(51,667)	(26,032)	310,772
Maintenance charges and mortality adjustments	(4,094)	(685)	(874)
Increase (decrease) in net assets from contract transactions	(131,426)	(28,161)	165,828
Total increase (decrease) in net assets	48,270	917	183,330
Net assets as of December 31, 2020	$777,416	$241,724	$415,327

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco V.I. Comstock	Invesco V.I. Equity and Income	Invesco V.I. Global Real Estate
Net assets as of December 31, 2018	$313,979	$853,910	$706,833
Investment income (loss):
Dividend distributions	5,070	22,368	34,614
Investment Expenses:
Mortality and expense risk and administrative charges	(2,422)	(7,162)	(5,842)
Net investment income (loss)	2,648	15,206	28,772
Increase (decrease) in net assets from operations:
Capital gain distributions	38,713	69,719	885
Realized capital gain (loss) on investments	(1,413)	405	10,090
Change in unrealized appreciation (depreciation)	26,917	74,609	112,815
Net gain (loss) on investments	64,217	144,733	123,790
Net increase (decrease) in net assets from operations	66,865	159,939	152,562
Contract owner transactions:
Variable annuity deposits	776	74,490	26,588
Terminations, withdrawals and annuity payments	(100,723)	(138,923)	(89,475)
Transfers between subaccounts, net	(793)	12,870	(42,929)
Maintenance charges and mortality adjustments	(701)	(3,341)	(2,276)
Increase (decrease) in net assets from contract transactions	(101,441)	(54,904)	(108,092)
Total increase (decrease) in net assets	(34,576)	105,035	44,470
Net assets as of December 31, 2019	$279,403	$958,945	$751,303
Investment income (loss):
Dividend distributions	4,876	19,311	33,211
Investment Expenses:
Mortality and expense risk and administrative charges	(1,708)	(6,584)	(4,805)
Net investment income (loss)	3,168	12,727	28,406
Increase (decrease) in net assets from operations:
Capital gain distributions	6,063	39,920	18,551
Realized capital gain (loss) on investments	(13,019)	(8,740)	(23,928)
Change in unrealized appreciation (depreciation)	(3,301)	27,879	(126,249)
Net gain (loss) on investments	(10,257)	59,059	(131,626)
Net increase (decrease) in net assets from operations	(7,089)	71,786	(103,220)
Contract owner transactions:
Variable annuity deposits	216	18,627	25,453
Terminations, withdrawals and annuity payments	(8,512)	(90,736)	(61,786)
Transfers between subaccounts, net	(8,599)	13,310	(37,326)
Maintenance charges and mortality adjustments	(334)	(1,875)	(2,001)
Increase (decrease) in net assets from contract transactions	(17,229)	(60,674)	(75,660)
Total increase (decrease) in net assets	(24,318)	11,112	(178,880)
Net assets as of December 31, 2020	$255,085	$970,057	$572,423

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco V.I. Government Money Market(c)	Invesco V.I. Government Securities	Invesco V.I. Health Care
Net assets as of December 31, 2018	$919,798	$1,066,699	$285,444
Investment income (loss):
Dividend distributions	12,925	22,927	153
Investment Expenses:
Mortality and expense risk and administrative charges	(5,988)	(7,763)	(2,621)
Net investment income (loss)	6,937	15,164	(2,468)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	8,485
Realized capital gain (loss) on investments	-	(1,919)	(4,846)
Change in unrealized appreciation (depreciation)	-	39,398	87,260
Net gain (loss) on investments	-	37,479	90,899
Net increase (decrease) in net assets from operations	6,937	52,643	88,431
Contract owner transactions:
Variable annuity deposits	132,836	21,814	3,917
Terminations, withdrawals and annuity payments	(190,650)	(208,322)	(40,128)
Transfers between subaccounts, net	(266,193)	4,161	34,660
Maintenance charges and mortality adjustments	(2,801)	(1,323)	(887)
Increase (decrease) in net assets from contract transactions	(326,808)	(183,670)	(2,438)
Total increase (decrease) in net assets	(319,871)	(131,027)	85,993
Net assets as of December 31, 2019	$599,927	$935,672	$371,437
Investment income (loss):
Dividend distributions	1,332	18,253	1,034
Investment Expenses:
Mortality and expense risk and administrative charges	(7,297)	(6,652)	(2,884)
Net investment income (loss)	(5,965)	11,601	(1,850)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	7,869
Realized capital gain (loss) on investments	-	5,788	5,451
Change in unrealized appreciation (depreciation)	-	27,518	31,532
Net gain (loss) on investments	-	33,306	44,852
Net increase (decrease) in net assets from operations	(5,965)	44,907	43,002
Contract owner transactions:
Variable annuity deposits	1,637	62,616	4,304
Terminations, withdrawals and annuity payments	(381,226)	(178,656)	(17,787)
Transfers between subaccounts, net	811,420	(14,468)	(32,483)
Maintenance charges and mortality adjustments	(3,544)	(1,675)	(1,053)
Increase (decrease) in net assets from contract transactions	428,287	(132,183)	(47,019)
Total increase (decrease) in net assets	422,322	(87,276)	(4,017)
Net assets as of December 31, 2020	$1,022,249	$848,396	$367,420

(c) Liquidation. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Value Opportunities
Net assets as of December 31, 2018	$571,140	$103,949	$4,491
Investment income (loss):
Dividend distributions	7,761	256	-
Investment Expenses:
Mortality and expense risk and administrative charges	(4,978)	(1,052)	(62)
Net investment income (loss)	2,783	(796)	(62)
Increase (decrease) in net assets from operations:
Capital gain distributions	39,011	13,154	1,140
Realized capital gain (loss) on investments	21,555	(3,826)	(149)
Change in unrealized appreciation (depreciation)	83,331	17,539	263
Net gain (loss) on investments	143,897	26,867	1,254
Net increase (decrease) in net assets from operations	146,680	26,071	1,192
Contract owner transactions:
Variable annuity deposits	7,112	3,520	-
Terminations, withdrawals and annuity payments	(139,345)	(6,592)	(349)
Transfers between subaccounts, net	29,665	(5,567)	380
Maintenance charges and mortality adjustments	(1,892)	(233)	(26)
Increase (decrease) in net assets from contract transactions	(104,460)	(8,872)	5
Total increase (decrease) in net assets	42,220	17,199	1,197
Net assets as of December 31, 2019	$613,360	$121,148	$5,688
Investment income (loss):
Dividend distributions	9,307	404	4
Investment Expenses:
Mortality and expense risk and administrative charges	(4,093)	(714)	(36)
Net investment income (loss)	5,214	(310)	(32)
Increase (decrease) in net assets from operations:
Capital gain distributions	10,145	17,450	224
Realized capital gain (loss) on investments	15,000	(17,052)	(102)
Change in unrealized appreciation (depreciation)	15,864	(2,395)	228
Net gain (loss) on investments	41,009	(1,997)	350
Net increase (decrease) in net assets from operations	46,223	(2,307)	318
Contract owner transactions:
Variable annuity deposits	10,346	2,330	-
Terminations, withdrawals and annuity payments	(26,364)	(5,616)	(137)
Transfers between subaccounts, net	(147,801)	(21,659)	111
Maintenance charges and mortality adjustments	(1,391)	(168)	(16)
Increase (decrease) in net assets from contract transactions	(165,210)	(25,113)	(42)
Total increase (decrease) in net assets	(118,987)	(27,420)	276
Net assets as of December 31, 2020	$494,373	$93,728	$5,964

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Ivy VIP Asset Strategy	Janus Henderson VIT Enterprise	Janus Henderson VIT Research
Net assets as of December 31, 2018	$76,012	$1,150,810	$512,575
Investment income (loss):
Dividend distributions	1,781	881	1,957
Investment Expenses:
Mortality and expense risk and administrative charges	(664)	(12,369)	(4,791)
Net investment income (loss)	1,117	(11,488)	(2,834)
Increase (decrease) in net assets from operations:
Capital gain distributions	3,397	102,604	65,217
Realized capital gain (loss) on investments	909	21,148	3,345
Change in unrealized appreciation (depreciation)	10,415	316,412	114,902
Net gain (loss) on investments	14,721	440,164	183,464
Net increase (decrease) in net assets from operations	15,838	428,676	180,630
Contract owner transactions:
Variable annuity deposits	2,797	448,994	77,647
Terminations, withdrawals and annuity payments	(16,655)	(88,694)	(3,193)
Transfers between subaccounts, net	10,379	(28,188)	(14,161)
Maintenance charges and mortality adjustments	(569)	(7,777)	(2,233)
Increase (decrease) in net assets from contract transactions	(4,048)	324,335	58,060
Total increase (decrease) in net assets	11,790	753,011	238,690
Net assets as of December 31, 2019	$87,802	$1,903,821	$751,265
Investment income (loss):
Dividend distributions	2,432	-	1,789
Investment Expenses:
Mortality and expense risk and administrative charges	(828)	(14,168)	(6,190)
Net investment income (loss)	1,604	(14,168)	(4,401)
Increase (decrease) in net assets from operations:
Capital gain distributions	2,008	148,761	67,381
Realized capital gain (loss) on investments	484	20,814	7,505
Change in unrealized appreciation (depreciation)	18,066	199,889	166,061
Net gain (loss) on investments	20,558	369,464	240,947
Net increase (decrease) in net assets from operations	22,162	355,296	236,546
Contract owner transactions:
Variable annuity deposits	2,437	119,519	37,844
Terminations, withdrawals and annuity payments	(4,189)	(59,279)	(3,247)
Transfers between subaccounts, net	24,898	(113,522)	(30,295)
Maintenance charges and mortality adjustments	(409)	(9,182)	(2,195)
Increase (decrease) in net assets from contract transactions	22,737	(62,464)	2,107
Total increase (decrease) in net assets	44,899	292,832	238,653
Net assets as of December 31, 2020	$132,701	$2,196,653	$989,918

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	JPMorgan Insurance Trust Core Bond Portfolio	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Developing Growth VC
Net assets as of December 31, 2018	$164,786	$327,299	$50,246
Investment income (loss):
Dividend distributions	4,051	12,264	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,282)	(2,473)	(593)
Net investment income (loss)	2,769	9,791	(593)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	10,065
Realized capital gain (loss) on investments	222	(947)	302
Change in unrealized appreciation (depreciation)	8,667	30,160	7,843
Net gain (loss) on investments	8,889	29,213	18,210
Net increase (decrease) in net assets from operations	11,658	39,004	17,617
Contract owner transactions:
Variable annuity deposits	2,570	11,480	622
Terminations, withdrawals and annuity payments	(1,233)	(35,368)	-
Transfers between subaccounts, net	(5,327)	(18,797)	40,282
Maintenance charges and mortality adjustments	(438)	(2,103)	(12)
Increase (decrease) in net assets from contract transactions	(4,428)	(44,788)	40,892
Total increase (decrease) in net assets	7,230	(5,784)	58,509
Net assets as of December 31, 2019	$172,016	$321,515	$108,755
Investment income (loss):
Dividend distributions	3,824	7,978	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,384)	(2,260)	(1,009)
Net investment income (loss)	2,440	5,718	(1,009)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	23,870
Realized capital gain (loss) on investments	3,655	4,196	1,397
Change in unrealized appreciation (depreciation)	6,187	7,477	58,697
Net gain (loss) on investments	9,842	11,673	83,964
Net increase (decrease) in net assets from operations	12,282	17,391	82,955
Contract owner transactions:
Variable annuity deposits	1,948	5,251	892
Terminations, withdrawals and annuity payments	(875)	(42,716)	(5,502)
Transfers between subaccounts, net	(19,354)	(80,040)	82,183
Maintenance charges and mortality adjustments	(515)	(1,924)	(12)
Increase (decrease) in net assets from contract transactions	(18,796)	(119,429)	77,561
Total increase (decrease) in net assets	(6,514)	(102,038)	160,516
Net assets as of December 31, 2020	$165,502	$219,477	$269,271

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	MFS® VIT II Research International	MFS® VIT Total Return	MFS® VIT Utilities
Net assets as of December 31, 2018	$270,814	$1,361,787	$475,313
Investment income (loss):
Dividend distributions	3,807	30,396	20,204
Investment Expenses:
Mortality and expense risk and administrative charges	(2,458)	(10,640)	(4,310)
Net investment income (loss)	1,349	19,756	15,894
Increase (decrease) in net assets from operations:
Capital gain distributions	13,246	38,862	1,601
Realized capital gain (loss) on investments	6,419	23,639	13,411
Change in unrealized appreciation (depreciation)	53,788	161,540	81,725
Net gain (loss) on investments	73,453	224,041	96,737
Net increase (decrease) in net assets from operations	74,802	243,797	112,631
Contract owner transactions:
Variable annuity deposits	22,415	4,490	67,587
Terminations, withdrawals and annuity payments	(50,574)	(251,826)	(55,028)
Transfers between subaccounts, net	20,725	(21,907)	(1,521)
Maintenance charges and mortality adjustments	(2,359)	(2,339)	(1,734)
Increase (decrease) in net assets from contract transactions	(9,793)	(271,582)	9,304
Total increase (decrease) in net assets	65,009	(27,785)	121,935
Net assets as of December 31, 2019	$335,823	$1,334,002	$597,248
Investment income (loss):
Dividend distributions	8,384	22,149	12,872
Investment Expenses:
Mortality and expense risk and administrative charges	(2,873)	(8,040)	(4,487)
Net investment income (loss)	5,511	14,109	8,385
Increase (decrease) in net assets from operations:
Capital gain distributions	15,998	28,843	15,230
Realized capital gain (loss) on investments	16,501	23,048	3,810
Change in unrealized appreciation (depreciation)	24,258	(2,269)	(2,975)
Net gain (loss) on investments	56,757	49,622	16,065
Net increase (decrease) in net assets from operations	62,268	63,731	24,450
Contract owner transactions:
Variable annuity deposits	30,288	35,218	31,070
Terminations, withdrawals and annuity payments	(69,272)	(351,680)	(25,791)
Transfers between subaccounts, net	11,199	(14,310)	31,336
Maintenance charges and mortality adjustments	(860)	(2,865)	(1,707)
Increase (decrease) in net assets from contract transactions	(28,645)	(333,637)	34,908
Total increase (decrease) in net assets	33,623	(269,906)	59,358
Net assets as of December 31, 2020	$369,446	$1,064,096	$656,606

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Morgan Stanley VIF Emerging Markets Equity	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio
Net assets as of December 31, 2018	$467,338	$154,405	$311,167
Investment income (loss):
Dividend distributions	5,346	2,754	8,071
Investment Expenses:
Mortality and expense risk and administrative charges	(3,780)	(1,306)	(2,688)
Net investment income (loss)	1,566	1,448	5,383
Increase (decrease) in net assets from operations:
Capital gain distributions	36,417	6,319	8,071
Realized capital gain (loss) on investments	(1,692)	(59)	(2,833)
Change in unrealized appreciation (depreciation)	44,484	25,275	40,295
Net gain (loss) on investments	79,209	31,535	45,533
Net increase (decrease) in net assets from operations	80,775	32,983	50,916
Contract owner transactions:
Variable annuity deposits	11,430	2,281	53,251
Terminations, withdrawals and annuity payments	(52,119)	-	(40,044)
Transfers between subaccounts, net	(28,620)	57	-
Maintenance charges and mortality adjustments	(657)	(366)	(347)
Increase (decrease) in net assets from contract transactions	(69,966)	1,972	12,860
Total increase (decrease) in net assets	10,809	34,955	63,776
Net assets as of December 31, 2019	$478,147	$189,360	$374,943
Investment income (loss):
Dividend distributions	5,507	3,379	7,461
Investment Expenses:
Mortality and expense risk and administrative charges	(3,174)	(1,335)	(2,721)
Net investment income (loss)	2,333	2,044	4,740
Increase (decrease) in net assets from operations:
Capital gain distributions	6,965	3,749	4,776
Realized capital gain (loss) on investments	2,544	(125)	(553)
Change in unrealized appreciation (depreciation)	33,761	12,021	21,697
Net gain (loss) on investments	43,270	15,645	25,920
Net increase (decrease) in net assets from operations	45,603	17,689	30,660
Contract owner transactions:
Variable annuity deposits	11,773	2,487	1,966
Terminations, withdrawals and annuity payments	(3,257)	(1,144)	(7,585)
Transfers between subaccounts, net	(120,017)	263	-
Maintenance charges and mortality adjustments	(274)	(355)	(587)
Increase (decrease) in net assets from contract transactions	(111,775)	1,251	(6,206)
Total increase (decrease) in net assets	(66,172)	18,940	24,454
Net assets as of December 31, 2020	$411,975	$208,300	$399,397

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio
Net assets as of December 31, 2018	$40,536	$390,171	$180,031
Investment income (loss):
Dividend distributions	806	5,082	4,097
Investment Expenses:
Mortality and expense risk and administrative charges	(305)	(3,022)	(1,455)
Net investment income (loss)	501	2,060	2,642
Increase (decrease) in net assets from operations:
Capital gain distributions	316	13,068	4,564
Realized capital gain (loss) on investments	(93)	(7,911)	(31)
Change in unrealized appreciation (depreciation)	2,635	56,945	14,630
Net gain (loss) on investments	2,858	62,102	19,163
Net increase (decrease) in net assets from operations	3,359	64,162	21,805
Contract owner transactions:
Variable annuity deposits	-	8,869	2,626
Terminations, withdrawals and annuity payments	(929)	(338)	-
Transfers between subaccounts, net	(1,787)	(160,861)	-
Maintenance charges and mortality adjustments	(195)	(1,186)	(671)
Increase (decrease) in net assets from contract transactions	(2,911)	(153,516)	1,955
Total increase (decrease) in net assets	448	(89,354)	23,760
Net assets as of December 31, 2019	$40,984	$300,817	$203,791
Investment income (loss):
Dividend distributions	2,935	6,144	4,375
Investment Expenses:
Mortality and expense risk and administrative charges	(1,043)	(2,183)	(1,527)
Net investment income (loss)	1,892	3,961	2,848
Increase (decrease) in net assets from operations:
Capital gain distributions	939	8,790	2,457
Realized capital gain (loss) on investments	1,218	(281)	(28)
Change in unrealized appreciation (depreciation)	19,105	16,206	10,437
Net gain (loss) on investments	21,262	24,715	12,866
Net increase (decrease) in net assets from operations	23,154	28,676	15,714
Contract owner transactions:
Variable annuity deposits	-	3,339	2,775
Terminations, withdrawals and annuity payments	(3,344)	-	-
Transfers between subaccounts, net	115,320	3,606	-
Maintenance charges and mortality adjustments	(189)	(1,211)	(681)
Increase (decrease) in net assets from contract transactions	111,787	5,734	2,094
Total increase (decrease) in net assets	134,941	34,410	17,808
Net assets as of December 31, 2020	$175,925	$335,227	$221,599

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Neuberger Berman AMT Sustainable Equity	PIMCO VIT All Asset	PIMCO VIT CommodityRealReturn Strategy
Net assets as of December 31, 2018	$665,661	$140,075	$170,993
Investment income (loss):
Dividend distributions	2,123	4,034	8,357
Investment Expenses:
Mortality and expense risk and administrative charges	(5,569)	(1,254)	(1,494)
Net investment income (loss)	(3,446)	2,780	6,863
Increase (decrease) in net assets from operations:
Capital gain distributions	40,772	-	-
Realized capital gain (loss) on investments	9,133	(233)	(14,800)
Change in unrealized appreciation (depreciation)	114,697	11,820	26,349
Net gain (loss) on investments	164,602	11,587	11,549
Net increase (decrease) in net assets from operations	161,156	14,367	18,412
Contract owner transactions:
Variable annuity deposits	353	2,604	3,216
Terminations, withdrawals and annuity payments	(29,994)	(5,211)	(6,964)
Transfers between subaccounts, net	(1,400)	(11,210)	(4,572)
Maintenance charges and mortality adjustments	(3,259)	(785)	(507)
Increase (decrease) in net assets from contract transactions	(34,300)	(14,602)	(8,827)
Total increase (decrease) in net assets	126,856	(235)	9,585
Net assets as of December 31, 2019	$792,517	$139,840	$180,578
Investment income (loss):
Dividend distributions	2,898	6,430	11,758
Investment Expenses:
Mortality and expense risk and administrative charges	(5,609)	(1,148)	(1,372)
Net investment income (loss)	(2,711)	5,282	10,386
Increase (decrease) in net assets from operations:
Capital gain distributions	31,876	-	-
Realized capital gain (loss) on investments	28,173	(1,116)	(21,121)
Change in unrealized appreciation (depreciation)	81,635	3,382	9,172
Net gain (loss) on investments	141,684	2,266	(11,949)
Net increase (decrease) in net assets from operations	138,973	7,548	(1,563)
Contract owner transactions:
Variable annuity deposits	11,479	5,947	1,806
Terminations, withdrawals and annuity payments	(92,945)	(26,254)	(19,122)
Transfers between subaccounts, net	(2,005)	1,545	10,571
Maintenance charges and mortality adjustments	(3,107)	(694)	(454)
Increase (decrease) in net assets from contract transactions	(86,578)	(19,456)	(7,199)
Total increase (decrease) in net assets	52,395	(11,908)	(8,762)
Net assets as of December 31, 2020	$844,912	$127,932	$171,816

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	PIMCO VIT Emerging Markets Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO VIT Low Duration
Net assets as of December 31, 2018	$83,521	$630,322	$546,601
Investment income (loss):
Dividend distributions	3,466	11,382	15,963
Investment Expenses:
Mortality and expense risk and administrative charges	(668)	(4,982)	(4,393)
Net investment income (loss)	2,798	6,400	11,570
Increase (decrease) in net assets from operations:
Capital gain distributions	-	4,453	-
Realized capital gain (loss) on investments	659	8,046	(1,424)
Change in unrealized appreciation (depreciation)	7,122	19,446	7,986
Net gain (loss) on investments	7,781	31,945	6,562
Net increase (decrease) in net assets from operations	10,579	38,345	18,132
Contract owner transactions:
Variable annuity deposits	54	2,182	72,134
Terminations, withdrawals and annuity payments	(40,391)	(95,015)	(77,313)
Transfers between subaccounts, net	(6,757)	23,325	45,209
Maintenance charges and mortality adjustments	(332)	(4,566)	(4,748)
Increase (decrease) in net assets from contract transactions	(47,426)	(74,074)	35,282
Total increase (decrease) in net assets	(36,847)	(35,729)	53,414
Net assets as of December 31, 2019	$46,674	$594,593	$600,015
Investment income (loss):
Dividend distributions	2,084	31,803	7,732
Investment Expenses:
Mortality and expense risk and administrative charges	(382)	(4,018)	(4,885)
Net investment income (loss)	1,702	27,785	2,847
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(1,941)	7,971	(87)
Change in unrealized appreciation (depreciation)	856	(14,659)	11,368
Net gain (loss) on investments	(1,085)	(6,688)	11,281
Net increase (decrease) in net assets from operations	617	21,097	14,128
Contract owner transactions:
Variable annuity deposits	-	6,819	18,059
Terminations, withdrawals and annuity payments	(1,554)	(141,750)	(87,328)
Transfers between subaccounts, net	(606)	(57,545)	38,407
Maintenance charges and mortality adjustments	(170)	(4,108)	(3,239)
Increase (decrease) in net assets from contract transactions	(2,330)	(196,584)	(34,101)
Total increase (decrease) in net assets	(1,713)	(175,487)	(19,973)
Net assets as of December 31, 2020	$44,961	$419,106	$580,042

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	PIMCO VIT Real Return	PIMCO VIT Total Return	Putnam VT Small Cap Value
Net assets as of December 31, 2018	$1,439,778	$183,397	$15,662
Investment income (loss):
Dividend distributions	23,020	8,592	117
Investment Expenses:
Mortality and expense risk and administrative charges	(10,475)	(2,248)	(136)
Net investment income (loss)	12,545	6,344	(19)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	1,884
Realized capital gain (loss) on investments	(12,327)	352	(52)
Change in unrealized appreciation (depreciation)	100,988	11,782	1,854
Net gain (loss) on investments	88,661	12,134	3,686
Net increase (decrease) in net assets from operations	101,206	18,478	3,667
Contract owner transactions:
Variable annuity deposits	71,735	238,508	138
Terminations, withdrawals and annuity payments	(143,061)	(12,049)	-
Transfers between subaccounts, net	(59,076)	1,166	71
Maintenance charges and mortality adjustments	(4,699)	(1,659)	(4)
Increase (decrease) in net assets from contract transactions	(135,101)	225,966	205
Total increase (decrease) in net assets	(33,895)	244,444	3,872
Net assets as of December 31, 2019	$1,405,883	$427,841	$19,534
Investment income (loss):
Dividend distributions	18,160	10,559	82
Investment Expenses:
Mortality and expense risk and administrative charges	(9,905)	(3,955)	(74)
Net investment income (loss)	8,255	6,604	8
Increase (decrease) in net assets from operations:
Capital gain distributions	-	6,175	-
Realized capital gain (loss) on investments	12,925	720	(7,890)
Change in unrealized appreciation (depreciation)	109,368	24,143	3,708
Net gain (loss) on investments	122,293	31,038	(4,182)
Net increase (decrease) in net assets from operations	130,548	37,642	(4,174)
Contract owner transactions:
Variable annuity deposits	25,129	79,528	215
Terminations, withdrawals and annuity payments	(223,718)	(14,564)	-
Transfers between subaccounts, net	1,220	22,101	(5,526)
Maintenance charges and mortality adjustments	(4,544)	(3,139)	(4)
Increase (decrease) in net assets from contract transactions	(201,913)	83,926	(5,315)
Total increase (decrease) in net assets	(71,365)	121,568	(9,489)
Net assets as of December 31, 2020	$1,334,518	$549,409	$10,045

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Royce Micro-Cap	T. Rowe Price Health Sciences	Templeton Developing Markets VIP Fund
Net assets as of December 31, 2018	$151,455	$851,656	$152,845
Investment income (loss):
Dividend distributions	-	-	1,818
Investment Expenses:
Mortality and expense risk and administrative charges	(1,255)	(7,993)	(1,395)
Net investment income (loss)	(1,255)	(7,993)	423
Increase (decrease) in net assets from operations:
Capital gain distributions	14,615	53,715	-
Realized capital gain (loss) on investments	(2,665)	5,917	3,855
Change in unrealized appreciation (depreciation)	16,076	202,612	37,358
Net gain (loss) on investments	28,026	262,244	41,213
Net increase (decrease) in net assets from operations	26,771	254,251	41,636
Contract owner transactions:
Variable annuity deposits	2,238	175,158	11,810
Terminations, withdrawals and annuity payments	(21,950)	(51,223)	(4,723)
Transfers between subaccounts, net	6,370	8,058	10,102
Maintenance charges and mortality adjustments	(155)	(4,494)	(696)
Increase (decrease) in net assets from contract transactions	(13,497)	127,499	16,493
Total increase (decrease) in net assets	13,274	381,750	58,129
Net assets as of December 31, 2019	$164,729	$1,233,406	$210,974
Investment income (loss):
Dividend distributions	-	-	12,507
Investment Expenses:
Mortality and expense risk and administrative charges	(1,174)	(10,132)	(1,788)
Net investment income (loss)	(1,174)	(10,132)	10,719
Increase (decrease) in net assets from operations:
Capital gain distributions	2,532	89,669	7,849
Realized capital gain (loss) on investments	(3,770)	25,127	19,968
Change in unrealized appreciation (depreciation)	40,943	253,555	12,117
Net gain (loss) on investments	39,705	368,351	39,934
Net increase (decrease) in net assets from operations	38,531	358,219	50,653
Contract owner transactions:
Variable annuity deposits	678	73,387	378
Terminations, withdrawals and annuity payments	(2,687)	(32,174)	(12,968)
Transfers between subaccounts, net	(7,949)	(28,297)	(33,656)
Maintenance charges and mortality adjustments	(108)	(5,636)	(892)
Increase (decrease) in net assets from contract transactions	(10,066)	7,280	(47,138)
Total increase (decrease) in net assets	28,465	365,499	3,515
Net assets as of December 31, 2020	$193,194	$1,598,905	$214,489

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Templeton Global Bond VIP Fund	Western Asset Variable Global High Yield Bond
Net assets as of December 31, 2018	$1,193,640	$57,563
Investment income (loss):
Dividend distributions	85,817	2,525
Investment Expenses:
Mortality and expense risk and administrative charges	(9,132)	(579)
Net investment income (loss)	76,685	1,946
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-
Realized capital gain (loss) on investments	(405)	(1,325)
Change in unrealized appreciation (depreciation)	(61,563)	5,171
Net gain (loss) on investments	(61,968)	3,846
Net increase (decrease) in net assets from operations	14,717	5,792
Contract owner transactions:
Variable annuity deposits	74,988	12,363
Terminations, withdrawals and annuity payments	(54,241)	(36,387)
Transfers between subaccounts, net	30,284	12,079
Maintenance charges and mortality adjustments	(7,830)	(151)
Increase (decrease) in net assets from contract transactions	43,201	(12,096)
Total increase (decrease) in net assets	57,918	(6,304)
Net assets as of December 31, 2019	$1,251,558	$51,259
Investment income (loss):
Dividend distributions	97,376	1,304
Investment Expenses:
Mortality and expense risk and administrative charges	(9,115)	(400)
Net investment income (loss)	88,261	904
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-
Realized capital gain (loss) on investments	(13,818)	(1,600)
Change in unrealized appreciation (depreciation)	(143,458)	1,407
Net gain (loss) on investments	(157,276)	(193)
Net increase (decrease) in net assets from operations	(69,015)	711
Contract owner transactions:
Variable annuity deposits	168,973	-
Terminations, withdrawals and annuity payments	(66,488)	(2,365)
Transfers between subaccounts, net	660,918	(11,961)
Maintenance charges and mortality adjustments	(8,219)	(128)
Increase (decrease) in net assets from contract transactions	755,184	(14,454)
Total increase (decrease) in net assets	686,169	(13,743)
Net assets as of December 31, 2020	$1,937,727	$37,516

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Notes to Financial Statements
December 31, 2020

1. Organization and Significant Accounting Policies

Variable Annuity Account B (the Account) is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for SecureDesigns and AdvanceDesigns are allocated to one or more of the subaccounts that comprise the Account.   The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	-
AB VPS Small/Mid Cap Value	B	AllianceBernstein LP	-
American Century VP Mid Cap Value	II	American Century Investment Management, Inc	-
American Century VP Ultra®	II	American Century Investment Management, Inc	-
American Century VP Value	II	American Century Investment Management, Inc	-
American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	-
American Funds IS® Capital World Bond	Class 4	Capital Research and Management Company	-
American Funds IS® Global Growth	Class 4	Capital Research and Management Company	-
American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	-
American Funds IS® International	Class 4	Capital Research and Management Company	-
American Funds IS® New World	Class 4	Capital Research and Management Company	-
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd
BNY Mellon IP MidCap Stock	Service	BNY Mellon Investment Adviser, Inc	-
BNY Mellon IP Small Cap Stock Index	Service	BNY Mellon Investment Adviser, Inc	-
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	-
BNY Mellon VIF Appreciation	Service	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
ClearBridge Variable Aggressive Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Fidelity® VIP Equity-Income	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Growth & Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)

Variable Annuity Account B
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity® VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP High Income	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Overseas	Service Class 2	Fidelity Management & Research Company LLC
FMR Investment Management (UK) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
Fil Investment Advisors
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (UK) Ltd

Franklin Allocation VIP Fund	Class 4	Franklin Advisers, Inc	Templeton Global Advisors Ltd Franklin Templeton Institutional, LLC
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Small Cap Value VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc	-
Guggenheim VIF All Cap Value	-	Security Investors, LLC	-
Guggenheim VIF Alpha Opportunity	-	Security Investors, LLC	-
Guggenheim VIF Floating Rate Strategies	-	Guggenheim Partners Investment Mgmt LLC	-
Guggenheim VIF Global Managed Futures Strategy	-	Security Investors, LLC	-
Guggenheim VIF High Yield	-	Security Investors, LLC	-
Guggenheim VIF Large Cap Value	-	Security Investors, LLC	-
Guggenheim VIF Long Short Equity	-	Security Investors, LLC	-
Guggenheim VIF Managed Asset Allocation	-	Security Investors, LLC	-
Guggenheim VIF Multi-Hedge Strategies	-	Security Investors, LLC	-
Guggenheim VIF Small Cap Value	-	Security Investors, LLC	-
Guggenheim VIF SMid Cap Value	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Large Core	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Large Growth	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Mid Growth	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Small Growth	-	Security Investors, LLC	-
Guggenheim VIF Total Return Bond	-	Security Investors, LLC	-
Guggenheim VIF World Equity Income	-	Security Investors, LLC	-

Variable Annuity Account B
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Series II	Invesco Advisers, Inc	-
Invesco Oppenheimer V.I. Global Fund	Series II	Invesco Advisers, Inc	-
Invesco Oppenheimer V.I. Main Street Small Cap Fund	Series II	Invesco Advisers, Inc	-
Invesco Oppenheimer V.I. Total Return Bond Fund	Series II	Invesco Advisers, Inc	-
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	-
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	-
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	-
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	-
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc	-
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc	-
Invesco V.I. Value Opportunities	Series II	Invesco Advisers, Inc	-
Ivy VIP Asset Strategy	-	Ivy Investment Management Co	-
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	-
Janus Henderson VIT Research	Service	Janus Capital Management LLC	-
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management, Inc	-
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co LLC	-
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	-
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	-
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	-
Morgan Stanley VIF Emerging Markets Equity	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Co
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	-
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company, LLC	-

Variable Annuity Account B
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company, LLC	-
Putnam VT Small Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Royce Micro-Cap	Investment	Royce & Associates, LP	-
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc	-
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd	Franklin Templeton Inv Mgmt Ltd
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc	-
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd – Singapore Inc Western Asset Management Company, LLC Inc Western Asset Management Company Ltd – UK

Eighty-nine subaccounts are currently offered by the Account, all of which had activity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

Variable Annuity Account B
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

All subaccounts reported a full twelve month period except for the following as indicated:
Inception Date	Subaccount

April 29, 2016	Invesco V.I. Government Money Market

During the current year the following subaccount name change was made effective:
Date	New Name	Old Name

May 1, 2020	American Funds IS® Capital World Bond	American Funds IS® Global Bond

As a result of restructuring, the following underlying fund that was previously offered is no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the surviving fund as indicated:

Date	Surviving Subaccount	Closed Subaccount

April 30, 2020	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Mid Cap Growth

During the current year the following subaccount was liquidated and subsequently reinvested:
Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets ($)

April 30, 2020	BNY Mellon VIF International Value	Invesco V.I. Government Money Market	100,303

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2020, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

AB VPS Dynamic Asset Allocation	$ 1,226	$ 588
AB VPS Small/Mid Cap Value	11,672	16,286
American Century VP Mid Cap Value	21,814	53,065
American Century VP Ultra®	668,567	1,009,878
American Century VP Value	228,369	366,763
American Funds IS® Asset Allocation	642,178	163,124
American Funds IS® Capital World Bond (a)	14,710	9,897
American Funds IS® Global Growth	488,757	392,255
American Funds IS® Growth-Income	172,786	447,710
American Funds IS® International	45,742	143,911
American Funds IS® New World	10,756	9,788

(a) Name change. See Note 1.

Variable Annuity Account B
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
BlackRock Equity Dividend V.I.	$ 213,280	$ 130,169
BlackRock Global Allocation V.I.	198,585	53,124
BlackRock High Yield V.I.	106,624	31,209
BNY Mellon IP MidCap Stock	5,598	6,429
BNY Mellon IP Small Cap Stock Index	169,626	211,054
BNY Mellon IP Technology Growth	350,834	129,137
BNY Mellon VIF Appreciation	253,745	3,873
ClearBridge Variable Aggressive Growth	194,677	66,770
ClearBridge Variable Small Cap Growth	78,666	27,701
Fidelity® VIP Equity-Income	141,328	161,477
Fidelity® VIP Growth & Income	133,121	41,514
Fidelity® VIP Growth Opportunities	359,022	222,394
Fidelity® VIP High Income	117,666	49,104
Fidelity® VIP Overseas	149,197	75,823
Franklin Allocation VIP Fund	108,697	13,022
Franklin Income VIP Fund	65,442	104,045
Franklin Mutual Global Discovery VIP Fund	147,066	197,029
Franklin Small Cap Value VIP Fund	32,966	49,233
Franklin Strategic Income VIP Fund	13,187	20,138
Guggenheim VIF All Cap Value	98,337	269,681
Guggenheim VIF Alpha Opportunity	7,961	63,366
Guggenheim VIF Floating Rate Strategies	159,385	114,753
Guggenheim VIF Global Managed Futures Strategy	10,667	2,281
Guggenheim VIF High Yield	191,958	364,335
Guggenheim VIF Large Cap Value	115,779	82,319
Guggenheim VIF Long Short Equity	18,368	37,014
Guggenheim VIF Managed Asset Allocation	80,168	109,114
Guggenheim VIF Multi-Hedge Strategies	61,393	32,068
Guggenheim VIF Small Cap Value	59,003	117,697
Guggenheim VIF SMid Cap Value	265,525	347,935
Guggenheim VIF StylePlus Large Core	61,238	53,384
Guggenheim VIF StylePlus Large Growth	54,043	113,127
Guggenheim VIF StylePlus Mid Growth	445,173	267,027
Guggenheim VIF StylePlus Small Growth	84,491	36,284
Guggenheim VIF Total Return Bond	185,533	617,819
Guggenheim VIF World Equity Income	83,743	248,187
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (b)	395,911	361,569
Invesco Oppenheimer V.I. Global Fund	36,254	142,848
Invesco Oppenheimer V.I. Main Street Small Cap Fund	29,373	55,584
Invesco Oppenheimer V.I. Total Return Bond Fund	383,226	204,575
Invesco V.I. Comstock	30,557	38,555
Invesco V.I. Equity and Income	112,362	120,389
Invesco V.I. Global Real Estate	157,558	186,261
Invesco V.I. Government Money Market (c)	1,116,849	694,527
Invesco V.I. Government Securities	188,552	309,134

(b) Merger. See Note 1.
(c) Liquidation. See Note 1.

Variable Annuity Account B
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Invesco V.I. Health Care	$ 53,118	$ 94,118
Invesco V.I. International Growth	60,352	210,203
Invesco V.I. Mid Cap Core Equity	82,791	90,764
Invesco V.I. Value Opportunities	441	291
Ivy VIP Asset Strategy	31,347	4,998
Janus Henderson VIT Enterprise	301,373	229,244
Janus Henderson VIT Research	113,953	48,866
JPMorgan Insurance Trust Core Bond Portfolio	39,829	56,185
Lord Abbett Series Bond-Debenture VC	13,652	127,363
Lord Abbett Series Developing Growth VC	107,290	6,868
MFS® VIT II Research International	187,213	194,349
MFS® VIT Total Return	99,714	390,399
MFS® VIT Utilities	143,656	85,133
Morgan Stanley VIF Emerging Markets Equity	38,017	140,494
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	9,466	2,422
Morningstar Balanced ETF Asset Allocation Portfolio	13,612	10,302
Morningstar Conservative ETF Asset Allocation Portfolio	172,052	57,434
Morningstar Growth ETF Asset Allocation Portfolio	21,552	3,067
Morningstar Income and Growth ETF Asset Allocation Portfolio	9,320	1,921
Neuberger Berman AMT Sustainable Equity	58,181	115,594
PIMCO VIT All Asset	13,857	28,031
PIMCO VIT CommodityRealReturn Strategy	83,923	80,736
PIMCO VIT Emerging Markets Bond	23,401	24,029
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	69,547	238,346
PIMCO VIT Low Duration	114,942	146,196
PIMCO VIT Real Return	262,838	456,496
PIMCO VIT Total Return	145,150	48,445
Putnam VT Small Cap Value	399	5,706
Royce Micro-Cap	21,204	29,912
T. Rowe Price Health Sciences	224,547	137,730
Templeton Developing Markets VIP Fund	126,800	155,370
Templeton Global Bond VIP Fund	971,934	128,489
Western Asset Variable Global High Yield Bond	7,569	21,119

Market Risk

Each subaccount invests in shares of a single underlying fund.  The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met.  A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

As of December 31, 2020, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates

Variable Annuity Account B
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

As the economic and regulatory environment continues to evolve related to COVID-19, we cannot reasonably estimate the length or severity of this event or the impact to Separate Account performance and financial results. However, in general, a deterioration in general economic and business conditions can have a negative impact on individual unit values and could cause a net decrease in net assets resulting from operations of the separate account.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.
The Account had no financial liabilities as of December 31, 2020.

Variable Annuity Account B
Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges

AdvanceDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 1.20% of the average daily net assets.  The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: FSBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

• Mortality and Expense Risk Charge:  If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

• Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

• Account Administrative Charge: FSBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

• Rider Charge:  FSBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.70% of the contract value.

SecureDesigns

Mortality and Expense Risk Charge: Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 0.60% of the average daily net asset. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: FSBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

Variable Annuity Account B
Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

• Mortality and Expense Risk Charge:  If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

• Account Administrative Charge: FSBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•  Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

• Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 1.70% of the contract value.

Variable Annuity Account B
Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2020 and 2019, were as follows:

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AB VPS Dynamic Asset Allocation	192	(30)	162	119	(23)	96
AB VPS Small/Mid Cap Value	987	(1,383)	(396)	1,368	(130)	1,238
American Century VP Mid Cap Value	2,068	(3,138)	(1,070)	2,401	(997)	1,404
American Century VP Ultra®	14,522	(32,583)	(18,061)	23,016	(7,367)	15,649
American Century VP Value	10,837	(19,709)	(8,872)	11,402	(10,328)	1,074
American Funds IS® Asset Allocation	54,891	(12,175)	42,716	62,346	(12,502)	49,844
American Funds IS® Capital World Bond(a)	1,742	(1,020)	722	5,075	(186)	4,889
American Funds IS® Global Growth	31,148	(24,448)	6,700	20,710	(8,913)	11,797
American Funds IS® Growth-Income	12,164	(28,716)	(16,552)	14,561	(7,038)	7,523
American Funds IS® International	5,895	(15,592)	(9,697)	9,912	(6,340)	3,572
American Funds IS® New World	1,457	(834)	623	2,827	(338)	2,489
BlackRock Equity Dividend V.I.	16,617	(10,419)	6,198	14,059	(8,095)	5,964
BlackRock Global Allocation V.I.	17,600	(4,758)	12,842	12,520	(3,978)	8,542
BlackRock High Yield V.I.	10,387	(2,996)	7,391	4,820	(5,911)	(1,091)
BNY Mellon IP MidCap Stock	861	(626)	235	1,418	(1,320)	98
BNY Mellon IP Small Cap Stock Index	12,930	(17,356)	(4,426)	11,958	(7,546)	4,412
BNY Mellon IP Technology Growth	6,934	(4,831)	2,103	12,789	(3,438)	9,351
BNY Mellon VIF Appreciation	15,744	(220)	15,524	17	(30)	(13)
ClearBridge Variable Aggressive Growth	6,540	(3,917)	2,623	9,427	(10,607)	(1,180)
ClearBridge Variable Small Cap Growth	2,328	(1,152)	1,176	2,871	(1,858)	1,013
Fidelity® VIP Equity-Income	10,678	(13,189)	(2,511)	32,951	(10,987)	21,964
Fidelity® VIP Growth & Income	9,317	(2,913)	6,404	7,761	(5,125)	2,636
Fidelity® VIP Growth Opportunities	11,687	(11,535)	152	7,522	(9,437)	(1,915)
Fidelity® VIP High Income	10,552	(4,811)	5,741	37,689	(4,613)	33,076
Fidelity® VIP Overseas	17,901	(7,053)	10,848	3,991	(10,985)	(6,994)
Franklin Allocation VIP Fund	1,856	(951)	905	4,703	(1,100)	3,603

(a) Name change. See Note 1.

Variable Annuity Account B
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Franklin Income VIP Fund	4,720	(11,086)	(6,366)	4,223	(12,423)	(8,200)
Franklin Mutual Global Discovery VIP Fund	15,583	(19,599)	(4,016)	10,896	(9,186)	1,710
Franklin Small Cap Value VIP Fund	2,112	(4,059)	(1,947)	4,681	(4,280)	401
Franklin Strategic Income VIP Fund	1,278	(2,462)	(1,184)	1,646	(1,547)	99
Guggenheim VIF All Cap Value	5,384	(15,377)	(9,993)	5,278	(12,167)	(6,889)
Guggenheim VIF Alpha Opportunity	680	(3,833)	(3,153)	691	(936)	(245)
Guggenheim VIF Floating Rate Strategies	13,166	(11,735)	1,431	47,387	(13,678)	33,709
Guggenheim VIF Global Managed Futures Strategy	1,925	(373)	1,552	361	(953)	(592)
Guggenheim VIF High Yield	4,810	(12,242)	(7,432)	9,687	(11,943)	(2,256)
Guggenheim VIF Large Cap Value	6,005	(5,496)	509	3,818	(5,375)	(1,557)
Guggenheim VIF Long Short Equity	1,784	(3,525)	(1,741)	2,416	(1,578)	838
Guggenheim VIF Managed Asset Allocation	4,096	(7,493)	(3,397)	3,506	(1,112)	2,394
Guggenheim VIF Multi-Hedge Strategies	10,079	(5,329)	4,750	1,381	(7,867)	(6,486)
Guggenheim VIF Small Cap Value	1,338	(3,533)	(2,195)	1,527	(3,213)	(1,686)
Guggenheim VIF SMid Cap Value	8,108	(10,333)	(2,225)	4,292	(10,274)	(5,982)
Guggenheim VIF StylePlus Large Core	4,212	(4,894)	(682)	5,067	(5,207)	(140)
Guggenheim VIF StylePlus Large Growth	3,615	(8,571)	(4,956)	3,066	(2,376)	690
Guggenheim VIF StylePlus Mid Growth	22,829	(16,588)	6,241	16,864	(9,428)	7,436
Guggenheim VIF StylePlus Small Growth	10,073	(3,017)	7,056	26,127	(3,295)	22,832
Guggenheim VIF Total Return Bond	18,687	(51,561)	(32,874)	45,796	(20,666)	25,130
Guggenheim VIF World Equity Income	7,601	(23,669)	(16,068)	7,119	(23,267)	(16,148)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund(b)	22,077	(24,586)	(2,509)	4,388	(4,157)	231
Invesco Oppenheimer V.I. Global Fund	2,196	(9,410)	(7,214)	13,140	(3,350)	9,790
Invesco Oppenheimer V.I. Main Street Small Cap Fund	1,319	(2,381)	(1,062)	1,141	(2,175)	(1,034)
Invesco Oppenheimer V.I. Total Return Bond Fund	51,669	(28,226)	23,443	21,797	(19,435)	2,362
Invesco V.I. Comstock	2,616	(3,374)	(758)	1,215	(7,681)	(6,466)
Invesco V.I. Equity and Income	6,119	(8,822)	(2,703)	8,455	(10,381)	(1,926)

(b) Merger. See Note 1.

Variable Annuity Account B
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Invesco V.I. Global Real Estate	6,509	(9,649)	(3,140)	4,083	(7,767)	(3,684)
Invesco V.I. Government Money Market(c)	129,237	(78,229)	51,008	45,451	(79,100)	(33,649)
Invesco V.I. Government Securities	22,801	(34,973)	(12,172)	14,920	(32,512)	(17,592)
Invesco V.I. Health Care	2,432	(3,963)	(1,531)	4,184	(3,869)	315
Invesco V.I. International Growth	3,650	(13,209)	(9,559)	10,623	(16,055)	(5,432)
Invesco V.I. Mid Cap Core Equity	3,507	(5,105)	(1,598)	4,631	(4,858)	(227)
Invesco V.I. Value Opportunities	32	(19)	13	1,172	(1,168)	4
Ivy VIP Asset Strategy	3,894	(448)	3,446	1,757	(1,897)	(140)
Janus Henderson VIT Enterprise	10,005	(9,578)	427	25,014	(7,767)	17,247
Janus Henderson VIT Research	3,891	(2,532)	1,359	5,909	(1,188)	4,721
JPMorgan Insurance Trust Core Bond Portfolio	4,282	(5,601)	(1,319)	1,086	(999)	87
Lord Abbett Series Bond-Debenture VC	1,461	(11,639)	(10,178)	7,067	(10,418)	(3,351)
Lord Abbett Series Developing Growth VC	4,171	(403)	3,768	3,227	(44)	3,183
MFS® VIT II Research International	19,206	(19,536)	(330)	20,151	(19,114)	1,037
MFS® VIT Total Return	6,394	(30,472)	(24,078)	4,819	(22,694)	(17,875)
MFS® VIT Utilities	6,937	(4,842)	2,095	7,476	(6,038)	1,438
Morgan Stanley VIF Emerging Markets Equity	5,387	(17,828)	(12,441)	13,918	(21,117)	(7,199)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	760	(138)	622	683	(35)	648
Morningstar Balanced ETF Asset Allocation Portfolio	1,243	(770)	473	6,225	(3,778)	2,447
Morningstar Conservative ETF Asset Allocation Portfolio	19,965	(6,305)	13,660	337	(523)	(186)
Morningstar Growth ETF Asset Allocation Portfolio	1,491	(125)	1,366	2,179	(15,242)	(13,063)
Morningstar Income and Growth ETF Asset Allocation Portfolio	895	(68)	827	849	(61)	788
Neuberger Berman AMT Sustainable Equity	1,987	(4,188)	(2,201)	1,316	(1,817)	(501)
PIMCO VIT All Asset	865	(2,144)	(1,279)	551	(1,373)	(822)
PIMCO VIT CommodityRealReturn Strategy	20,906	(21,733)	(827)	19,865	(20,517)	(652)

(c) Liquidation. See Note 1.

Variable Annuity Account B
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

PIMCO VIT Emerging Markets Bond	1,894	(2,126)	(232)	4,511	(8,209)	(3,698)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	4,507	(19,311)	(14,804)	9,760	(14,255)	(4,495)
PIMCO VIT Low Duration	14,969	(16,746)	(1,777)	16,490	(10,350)	6,140
PIMCO VIT Real Return	25,862	(41,279)	(15,417)	40,422	(49,631)	(9,209)
PIMCO VIT Total Return	14,892	(4,706)	10,186	27,391	(2,716)	24,675
Putnam VT Small Cap Value	73	(936)	(863)	73	(1)	72
Royce Micro-Cap	2,869	(3,123)	(254)	1,843	(2,887)	(1,044)
T. Rowe Price Health Sciences	10,086	(7,089)	2,997	14,133	(3,666)	10,467
Templeton Developing Markets VIP Fund	13,022	(14,969)	(1,947)	4,774	(2,501)	2,273
Templeton Global Bond VIP Fund	117,901	(15,374)	102,527	18,590	(9,336)	9,254
Western Asset Variable Global High Yield Bond	644	(1,903)	(1,259)	4,392	(5,368)	(976)

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance.  Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.  The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2020, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

AB VPS Dynamic Asset Allocation
2020	4,189	10.43	10.43	43,706	0.01	0.75	0.75	0.97	0.97
2019	4,027	10.33	10.33	41,608	1.84	0.75	0.75	10.96	10.96
2018	3,931	9.31	9.31	36,587	2.17	0.75	0.75	(10.74)	(10.74)
2017	2,048	10.43	10.43	21,367	1.01	0.75	0.75	10.14	10.14
2016	810	9.47	9.47	7,677	0.58	0.75	0.75	(0.42)	(0.42)
AB VPS Small/Mid Cap Value
2020	9,347	11.56	11.56	108,055	0.01	0.75	0.75	(0.77)	(0.77)
2019	9,743	11.65	11.65	113,498	0.34	0.75	0.75	15.46	15.46
2018	8,505	10.09	10.09	85,787	0.30	0.75	0.75	(18.37)	(18.37)
2017	7,958	12.36	12.36	98,400	0.25	0.75	0.75	8.61	8.61
2016	7,268	11.38	11.38	82,679	0.33	0.75	0.75	20.30	20.30
American Century VP Mid Cap Value
2020	32,857	16.19	16.68	547,465	0.02	0.75	1.35	(3.23)	(2.63)
2019	33,927	16.73	17.13	580,633	1.96	0.75	1.35	23.47	24.22
2018	32,523	13.55	13.79	447,971	1.36	0.75	1.35	(16.67)	(16.17)
2017	31,571	16.26	16.45	518,766	1.18	0.75	1.35	6.69	7.38
2016	55,808	15.24	15.32	854,474	1.52	0.75	1.35	17.50	18.21

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Century VP Ultra®
2020	126,012	33.53	37.33	4,692,440	-	0.75	1.35	43.11	44.02
2019	144,073	23.43	25.92	3,726,846	-	0.75	1.35	28.74	29.54
2018	128,424	18.20	20.01	2,564,617	0.11	0.75	1.35	(3.70)	(3.10)
2017	92,694	18.90	20.65	1,909,565	0.12	0.75	1.35	26.42	27.08
2016	33,504	14.95	16.25	540,633	0.15	0.75	1.35	(0.13)	0.56
American Century VP Value
2020	51,184	19.35	21.54	1,098,687	0.02	0.75	1.35	(3.49)	(2.93)
2019	60,056	20.05	22.19	1,328,168	2.10	0.75	1.35	21.52	22.26
2018	58,982	16.50	18.15	1,067,769	1.53	0.75	1.35	(13.16)	(12.61)
2017	65,488	19.00	20.77	1,357,063	1.35	0.75	1.35	3.94	4.58
2016	109,707	18.28	19.86	2,177,106	1.68	0.75	1.35	15.19	15.87
American Funds IS® Asset Allocation
2020	195,909	13.40	13.40	2,624,384	0.02	0.75	0.75	8.06	8.06
2019	153,193	12.40	12.40	1,899,968	1.95	0.75	0.75	16.43	16.43
2018	103,349	10.65	10.65	1,100,522	2.12	0.75	0.75	(8.35)	(8.35)
2017	39,533	11.62	11.62	459,217	1.34	0.75	0.75	11.62	11.62
2016	41,600	10.41	10.41	432,885	1.70	0.75	0.75	5.15	5.15
American Funds IS® Capital World Bond (a)
2020	16,172	9.17	9.17	148,323	0.01	0.75	0.75	5.52	5.52
2019	15,450	8.69	8.69	134,201	1.41	0.75	0.75	3.58	3.58
2018	10,561	8.39	8.39	88,581	2.05	0.75	0.75	(5.20)	(5.20)
2017	9,498	8.85	8.85	84,068	0.36	0.75	0.75	2.67	2.67
2016	8,654	8.62	8.62	74,550	0.49	0.75	0.75	(1.37)	(1.37)

(a) Name change. See Note 1.

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Funds IS® Global Growth
2020	156,481	18.10	18.10	2,832,455	0.00	0.75	0.75	25.35	25.35
2019	149,781	14.44	14.44	2,162,803	0.99	0.75	0.75	29.97	29.97
2018	137,984	11.11	11.11	1,533,637	0.57	0.75	0.75	(12.59)	(12.59)
2017	123,027	12.71	12.71	1,564,314	0.60	0.75	0.75	26.22	26.22
2016	118,239	10.07	10.07	1,190,510	0.23	0.75	0.75	(3.27)	(3.27)
American Funds IS® Growth-Income
2020	76,331	16.22	16.22	1,237,720	0.01	0.75	0.75	9.08	9.08
2019	92,883	14.87	14.87	1,381,159	1.59	0.75	0.75	21.19	21.19
2018	85,360	12.27	12.27	1,047,051	1.38	0.75	0.75	(5.69)	(5.69)
2017	73,948	13.01	13.01	961,612	1.44	0.75	0.75	17.63	17.63
2016	47,350	11.06	11.06	523,566	1.56	0.75	0.75	7.17	7.17
American Funds IS® International
2020	32,172	11.75	11.75	378,049	0.00	0.75	0.75	9.40	9.40
2019	41,869	10.74	10.74	449,482	1.34	0.75	0.75	18.15	18.15
2018	38,297	9.09	9.09	347,969	1.62	0.75	0.75	(16.61)	(16.61)
2017	35,989	10.90	10.90	392,124	1.57	0.75	0.75	27.04	27.04
2016	17,726	8.58	8.58	152,025	1.69	0.75	0.75	(0.58)	(0.58)
American Funds IS® New World
2020	11,681	12.85	12.85	150,074	0.00	0.75	0.75	18.76	18.76
2019	11,058	10.82	10.82	119,640	0.82	0.75	0.75	24.08	24.08
2018	8,569	8.72	8.72	74,705	0.68	0.75	0.75	(17.42)	(17.42)
2017	8,068	10.56	10.56	85,207	0.84	0.75	0.75	24.24	24.24
2016	7,053	8.50	8.50	59,902	18.66	0.75	0.75	1.19	1.19
BlackRock Equity Dividend V.I.
2020	43,188	13.67	13.67	590,203	0.02	0.75	0.75	(0.22)	(0.22)
2019	36,990	13.70	13.70	506,889	1.87	0.75	0.75	22.76	22.76
2018	31,026	11.16	11.16	346,311	2.39	0.75	0.75	(10.86)	(10.86)
2017	12,078	12.52	12.52	151,213	1.14	0.75	0.75	12.19	12.19
2016	9,747	11.16	11.16	108,771	1.33	0.75	0.75	11.82	11.82

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

BlackRock Global Allocation V.I.
2020	49,482	12.06	12.06	596,582	0.01	0.75	0.75	16.30	16.30
2019	36,640	10.37	10.37	380,009	1.45	0.75	0.75	13.46	13.46
2018	28,098	9.14	9.14	256,930	1.03	0.75	0.75	(11.00)	(11.00)
2017	20,404	10.27	10.27	209,600	1.39	0.75	0.75	9.49	9.49
2016	16,728	9.38	9.38	156,907	1.43	0.75	0.75	-	-
BlackRock High Yield V.I.
2020	28,437	10.71	10.71	304,600	0.05	0.75	0.75	3.08	3.08
2019	21,046	10.39	10.39	218,667	5.22	0.75	0.75	10.65	10.65
2018	22,137	9.39	9.39	207,922	6.61	0.75	0.75	(6.47)	(6.47)
2017	6,585	10.04	10.04	66,109	3.81	0.75	0.75	3.08	3.08
2016	17,961	9.74	9.74	174,909	3.93	0.75	0.75	8.71	8.71
BNY Mellon IP MidCap Stock
2020	9,592	12.04	12.04	115,120	0.00	0.75	0.75	3.88	3.88
2019	9,357	11.59	11.59	108,142	0.39	0.75	0.75	15.44	15.44
2018	9,259	10.04	10.04	92,681	0.37	0.75	0.75	(18.84)	(18.84)
2017	8,993	12.37	12.37	111,281	0.95	0.75	0.75	10.84	10.84
2016	9,449	11.16	11.16	105,485	0.85	0.75	0.75	10.93	10.93
BNY Mellon IP Small Cap Stock Index
2020	59,803	14.20	14.20	848,912	0.01	0.75	0.75	6.53	6.53
2019	64,229	13.33	13.33	855,810	0.86	0.75	0.75	17.76	17.76
2018	59,817	11.32	11.32	677,082	0.86	0.75	0.75	(12.32)	(12.32)
2017	50,235	12.91	12.91	648,609	0.92	0.75	0.75	8.21	8.21
2016	111,984	11.93	11.93	1,335,792	0.15	0.75	0.75	21.12	21.12
BNY Mellon IP Technology Growth
2020	53,899	36.78	40.69	2,185,631	0.00	0.75	1.35	62.31	63.35
2019	51,796	22.66	24.91	1,286,130	-	0.75	1.35	20.21	20.86
2018	42,445	18.85	20.61	870,782	-	0.75	1.35	(5.51)	(4.89)
2017	21,041	19.95	21.67	452,208	-	0.75	1.35	36.27	37.07
2016	10,914	14.64	15.81	169,897	-	0.75	1.35	(0.07)	0.57

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

BNY Mellon VIF Appreciation
2020	16,075	16.96	16.96	272,673	0.00	0.75	0.75	18.77	18.77
2019	551	14.28	14.28	7,861	0.93	0.75	0.75	30.77	30.77
2018	564	10.92	10.92	6,160	1.04	0.75	0.75	(10.49)	(10.49)
2017	580	12.20	12.20	7,074	1.08	0.75	0.75	22.37	22.37
2016	593	9.97	9.97	5,915	1.40	0.75	0.75	3.64	3.64
ClearBridge Variable Aggressive Growth
2020	67,745	18.26	20.23	1,367,760	0.01	0.75	1.35	12.72	13.33
2019	65,122	16.20	17.85	1,160,859	0.76	0.75	1.35	19.38	20.20
2018	66,302	13.57	14.85	983,344	0.45	0.75	1.35	(12.45)	(11.97)
2017	52,734	15.50	16.87	888,100	0.29	0.75	1.35	11.03	11.72
2016	55,565	13.96	15.10	836,114	0.33	0.75	1.35	(3.39)	(2.77)
ClearBridge Variable Small Cap Growth
2020	21,601	26.96	30.05	648,149	-	0.75	1.35	37.13	37.97
2019	20,425	19.66	21.78	444,618	-	0.75	1.35	21.51	22.22
2018	19,412	16.18	17.82	345,731	-	0.75	1.35	(0.98)	(0.39)
2017	18,402	16.34	17.89	327,606	-	0.75	1.35	18.92	19.67
2016	18,832	13.74	14.95	281,308	-	0.75	1.35	1.33	1.91
Fidelity® VIP Equity-Income
2020	47,317	12.83	12.83	608,539	0.01	0.75	0.75	2.48	2.48
2019	49,828	12.52	12.52	625,115	2.11	0.75	0.75	22.39	22.39
2018	27,864	10.23	10.23	285,850	2.28	0.75	0.75	(11.89)	(11.89)
2017	25,486	11.61	11.61	295,920	1.81	0.75	0.75	8.50	8.50
2016	15,440	10.70	10.70	165,254	2.86	0.75	0.75	13.35	13.35
Fidelity® VIP Growth & Income
2020	50,175	14.07	14.07	706,027	0.02	0.75	0.75	3.61	3.61
2019	43,771	13.58	13.58	594,494	3.44	0.75	0.75	24.93	24.93
2018	41,135	10.87	10.87	447,156	0.20	0.75	0.75	(12.55)	(12.55)
2017	36,875	12.43	12.43	458,330	1.30	0.75	0.75	12.29	12.29
2016	22,859	11.07	11.07	252,894	1.46	0.75	0.75	11.59	11.59

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity® VIP Growth Opportunities
2020	56,843	33.21	33.21	1,887,852	-	0.75	0.75	62.00	62.00
2019	56,691	20.50	20.50	1,162,121	-	0.75	0.75	35.31	35.31
2018	58,606	15.15	15.15	887,716	0.06	0.75	0.75	8.06	8.06
2017	26,809	14.02	14.02	375,773	0.11	0.75	0.75	29.22	29.22
2016	8,732	10.85	10.85	94,719	0.05	0.75	0.75	(3.56)	(3.56)
Fidelity® VIP High Income
2020	73,930	10.14	10.14	749,790	0.05	0.75	0.75	(1.36)	(1.36)
2019	68,189	10.28	10.28	700,994	6.27	0.75	0.75	10.54	10.54
2018	35,113	9.30	9.30	326,698	9.50	0.75	0.75	(7.19)	(7.19)
2017	1,882	10.02	10.02	18,844	6.25	0.75	0.75	2.98	2.98
2016	1,167	9.73	9.73	11,350	7.85	0.75	0.75	10.07	10.07
Fidelity® VIP Overseas
2020	39,426	11.72	11.72	462,273	0.00	0.75	0.75	11.09	11.09
2019	28,578	10.55	10.55	301,679	1.44	0.75	0.75	22.82	22.82
2018	35,572	8.59	8.59	305,777	2.18	0.75	0.75	(18.19)	(18.19)
2017	12,117	10.50	10.50	127,275	1.47	0.75	0.75	25.15	25.15
2016	1,748	8.39	8.39	14,669	0.51	0.75	0.75	(8.80)	(8.80)
Franklin Allocation VIP Fund
2020	33,444	12.23	12.23	408,852	0.01	0.75	0.75	7.66	7.66
2019	32,539	11.36	11.36	369,609	3.33	0.75	0.75	15.21	15.21
2018	28,936	9.86	9.86	285,414	2.95	0.75	0.75	(12.97)	(12.97)
2017	27,876	11.33	11.33	315,741	2.12	0.75	0.75	7.70	7.70
2016	37,308	10.52	10.52	392,481	3.62	0.75	0.75	8.79	8.79
Franklin Income VIP Fund
2020	52,617	10.93	11.25	591,689	0.05	0.75	1.35	(3.53)	(3.10)
2019	58,983	11.33	11.61	683,825	5.47	0.75	1.35	11.08	11.85
2018	67,183	10.20	10.38	697,180	5.22	0.75	1.35	(8.44)	(7.82)
2017	72,406	11.14	11.26	815,245	4.18	0.75	1.35	5.00	5.63
2016	71,860	10.61	10.66	766,427	5.37	0.75	1.35	9.16	9.78

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Franklin Mutual Global Discovery VIP Fund
2020	75,357	10.34	11.14	839,814	0.02	0.75	1.35	(8.58)	(8.01)
2019	79,373	11.31	12.11	961,542	1.71	0.75	1.35	19.05	19.90
2018	77,663	9.50	10.10	785,386	2.47	0.75	1.35	(14.95)	(14.55)
2017	79,879	11.17	11.82	944,662	1.86	0.75	1.35	3.91	4.60
2016	88,747	10.75	11.30	1,003,295	1.63	0.75	1.35	7.39	8.03
Franklin Small Cap Value VIP Fund
2020	16,053	14.06	14.44	232,173	0.01	0.75	1.35	0.64	1.26
2019	18,000	13.97	14.26	256,689	1.02	0.75	1.35	20.95	21.78
2018	17,599	11.55	11.71	206,268	1.11	0.75	1.35	(16.55)	(16.12)
2017	23,681	13.84	13.96	330,544	0.48	0.75	1.35	5.89	6.56
2016	25,558	13.07	13.10	334,961	0.59	0.75	1.35	24.71	25.36
Franklin Strategic Income VIP Fund
2020	12,442	9.18	9.18	114,210	0.04	0.75	0.75	(0.33)	(0.33)
2019	13,626	9.21	9.21	125,551	5.35	0.75	0.75	4.07	4.07
2018	13,527	8.85	8.85	119,761	2.49	0.75	0.75	(5.75)	(5.75)
2017	10,664	9.39	9.39	100,177	2.75	0.75	0.75	0.64	0.64
2016	7,245	9.33	9.33	67,578	3.47	0.75	0.75	4.01	4.01
Guggenheim VIF All Cap Value
2020	21,033	15.29	19.17	402,005	0.01	0.75	1.35	(2.49)	(1.89)
2019	31,026	15.68	19.54	605,010	1.25	0.75	1.35	18.43	19.22
2018	37,915	13.24	16.39	619,551	1.14	0.75	1.35	(14.41)	(13.92)
2017	43,284	15.47	19.04	818,711	1.07	0.75	1.35	9.87	10.50
2016	46,469	14.08	17.23	788,968	1.41	0.75	1.35	17.53	18.26
Guggenheim VIF Alpha Opportunity
2020	3,936	14.59	16.22	63,951	0.01	0.75	1.35	(4.01)	(3.45)
2019	7,089	15.20	16.80	119,181	0.17	0.75	1.35	(6.63)	(6.04)
2018	7,334	16.28	17.88	131,214	-	0.75	1.35	(15.34)	(14.86)
2017	7,736	19.23	21.00	162,251	-	0.75	1.35	2.67	3.30
2016	6,851	18.73	20.33	139,160	-	0.75	1.35	7.95	8.60

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF Floating Rate Strategies
2020	127,892	9.50	9.50	1,214,268	0.06	0.75	0.75	(3.65)	(3.65)
2019	126,461	9.86	9.86	1,246,528	5.58	0.75	0.75	3.68	3.68
2018	92,752	9.51	9.51	882,117	2.76	0.75	0.75	(4.52)	(4.52)
2017	33,229	9.96	9.96	330,863	2.73	0.75	0.75	(0.30)	(0.30)
2016	26,652	9.99	9.99	266,278	5.64	0.75	0.75	4.50	4.50
Guggenheim VIF Global Managed Futures Strategy
2020	13,695	4.85	4.85	66,418	0.04	0.75	0.75	(1.22)	(1.22)
2019	12,143	4.91	4.91	59,591	0.91	0.75	0.75	4.25	4.25
2018	12,735	4.71	4.71	60,006	-	0.75	0.75	(12.45)	(12.45)
2017	2,326	5.38	5.38	12,521	1.33	0.75	0.75	4.67	4.67
2016	2,012	5.14	5.14	10,345	5.52	0.75	0.75	(17.89)	(17.89)
Guggenheim VIF High Yield
2020	27,625	16.27	34.38	885,812	0.07	0.75	1.35	0.18	0.79
2019	35,057	16.24	34.11	1,100,982	7.50	0.75	1.35	6.91	7.57
2018	37,313	15.19	31.71	1,105,259	7.77	0.75	1.35	(8.22)	(7.66)
2017	48,511	16.55	34.34	1,576,526	5.28	0.75	1.35	1.72	2.32
2016	56,930	16.27	33.56	1,752,385	8.18	0.75	1.35	12.52	13.19
Guggenheim VIF Large Cap Value
2020	51,732	15.18	15.55	784,893	0.02	0.75	1.35	(2.20)	(1.56)
2019	51,223	15.42	15.90	789,682	1.75	0.75	1.35	16.65	17.35
2018	52,780	13.14	13.63	693,499	1.36	0.75	1.35	(13.41)	(12.86)
2017	54,256	15.08	15.74	818,266	0.97	0.75	1.35	10.85	11.54
2016	88,355	13.52	14.20	1,196,441	1.76	0.75	1.35	16.20	16.96
Guggenheim VIF Long Short Equity
2020	6,422	11.16	12.42	78,667	0.01	0.75	1.35	0.45	1.06
2019	8,163	11.11	12.29	98,619	0.55	0.75	1.35	1.09	1.65
2018	7,325	10.99	12.09	88,194	-	0.75	1.35	(16.68)	(16.16)
2017	10,233	13.19	14.42	146,267	0.39	0.75	1.35	9.92	10.67
2016	11,862	12.00	13.03	152,973	-	0.75	1.35	(3.61)	(3.12)

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF Managed Asset Allocation
2020	39,536	14.60	14.95	577,725	0.02	0.75	1.35	7.79	8.39
2019	42,933	13.47	13.87	578,599	1.63	0.75	1.35	14.91	15.72
2018	40,539	11.64	12.07	472,271	1.41	0.75	1.35	(9.72)	(9.20)
2017	41,228	12.82	13.37	529,027	1.38	0.75	1.35	9.50	10.14
2016	46,755	11.64	12.21	544,546	1.06	0.75	1.35	3.39	4.02
Guggenheim VIF Multi-Hedge Strategies
2020	8,087	5.95	6.31	50,843	0.02	0.75	1.35	2.76	3.44
2019	3,337	5.79	6.10	20,464	1.85	0.75	1.35	0.52	1.16
2018	9,823	5.76	6.03	59,135	-	0.75	1.35	(9.15)	(8.64)
2017	7,499	6.34	6.60	49,578	-	0.75	1.35	(0.63)	(0.15)
2016	8,717	6.38	6.61	57,608	0.05	0.75	1.35	(4.78)	(4.20)
Guggenheim VIF Small Cap Value
2020	11,826	22.86	34.06	402,799	0.01	0.75	1.35	(5.22)	(4.62)
2019	14,021	24.12	35.71	500,767	0.79	0.75	1.35	17.37	18.05
2018	15,707	20.55	30.25	470,825	0.38	0.75	1.35	(16.40)	(15.88)
2017	15,660	24.58	35.96	558,247	0.38	0.75	1.35	(0.73)	(0.11)
2016	17,043	24.76	36.00	599,195	0.11	0.75	1.35	21.19	21.95
Guggenheim VIF SMid Cap Value
2020	35,116	25.51	37.19	1,297,421	0.01	0.75	1.35	(0.16)	0.43
2019	37,341	25.55	37.03	1,371,975	0.88	0.75	1.35	21.32	22.05
2018	43,323	21.06	30.34	1,301,614	0.66	0.75	1.35	(16.69)	(16.19)
2017	45,393	25.28	36.20	1,627,120	0.62	0.75	1.35	8.82	9.53
2016	57,642	23.23	33.05	1,876,500	0.90	0.75	1.35	21.37	22.09
Guggenheim VIF StylePlus Large Core
2020	41,837	12.46	15.42	533,620	0.02	0.75	1.35	13.63	14.31
2019	42,519	10.90	13.57	473,115	2.15	0.75	1.35	24.50	25.29
2018	42,659	8.70	10.90	378,390	1.75	0.75	1.35	(10.58)	(10.03)
2017	39,352	9.67	12.19	394,378	1.28	0.75	1.35	16.99	17.64
2016	37,429	8.22	10.42	314,204	0.81	0.75	1.35	8.54	9.16

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF StylePlus Large Growth
2020	16,027	16.19	19.80	261,453	0.01	0.75	1.35	32.00	32.70
2019	20,983	12.20	15.00	256,693	2.06	0.75	1.35	28.21	29.10
2018	20,293	9.45	11.70	191,987	1.49	0.75	1.35	(7.80)	(7.26)
2017	25,734	10.19	12.69	265,377	1.11	0.75	1.35	24.66	25.34
2016	28,043	8.13	10.18	228,062	0.43	0.75	1.35	4.09	4.77
Guggenheim VIF StylePlus Mid Growth
2020	143,790	19.46	20.95	2,800,475	0.01	0.75	1.35	26.51	27.27
2019	137,549	15.29	16.56	2,105,480	0.86	0.75	1.35	26.99	27.84
2018	130,113	11.96	13.04	1,558,339	1.49	0.75	1.35	(11.05)	(10.55)
2017	110,724	13.37	14.66	1,483,565	1.44	0.75	1.35	19.38	20.02
2016	21,557	11.14	12.28	241,609	0.62	0.75	1.35	3.98	4.70
Guggenheim VIF StylePlus Small Growth
2020	95,439	13.52	23.60	1,290,992	0.01	0.75	1.35	26.20	26.95
2019	88,383	10.65	18.70	942,344	0.71	0.75	1.35	20.33	21.02
2018	65,551	8.80	15.54	583,481	0.94	0.75	1.35	(14.14)	(13.64)
2017	13,472	10.19	18.10	145,951	0.76	0.75	1.35	17.15	17.94
2016	13,901	8.64	15.45	126,867	0.30	0.75	1.35	8.65	9.23
Guggenheim VIF Total Return Bond
2020	174,199	10.02	12.16	2,113,959	0.02	0.75	1.35	9.39	9.95
2019	207,073	9.16	11.06	2,289,766	2.84	0.75	1.35	-	0.64
2018	181,943	9.16	10.99	1,996,173	4.21	0.75	1.35	(3.17)	(2.57)
2017	129,731	9.46	11.28	1,454,647	4.64	0.75	1.35	2.16	2.83
2016	112,241	9.26	10.97	1,228,254	7.11	0.75	1.35	2.21	2.81
Guggenheim VIF World Equity Income
2020	64,230	11.56	13.16	745,184	0.02	0.75	1.35	2.09	2.66
2019	80,298	11.26	12.89	904,395	2.80	0.75	1.35	16.23	16.93
2018	96,446	9.63	11.09	928,804	2.98	0.75	1.35	(12.12)	(11.49)
2017	103,422	10.88	12.62	1,125,962	2.69	0.75	1.35	10.22	10.79
2016	119,623	9.82	11.45	1,175,095	3.25	0.75	1.35	5.63	6.28

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (b)
2020	19,046	16.59	20.49	390,158	-	0.75	1.35	34.01	34.80
2019	21,555	12.38	15.20	328,690	-	0.75	1.35	28.29	29.03
2018	21,324	9.65	11.78	251,884	-	0.75	1.35	(9.90)	(9.31)
2017	21,203	10.71	12.99	276,245	-	0.75	1.35	16.92	17.66
2016	20,762	9.16	11.04	229,921	-	0.75	1.35	(3.68)	(3.16)
Invesco Oppenheimer V.I. Global Fund
2020	47,986	16.18	16.18	777,416	0.00	0.75	0.75	22.58	22.58
2019	55,200	13.20	13.20	729,146	0.66	0.75	0.75	26.68	26.68
2018	45,410	10.42	10.42	473,787	0.68	0.75	0.75	(16.64)	(16.64)
2017	28,486	12.50	12.50	356,537	0.64	0.75	0.75	31.30	31.30
2016	19,464	9.52	9.52	185,646	0.80	0.75	0.75	(3.84)	(3.84)
Invesco Oppenheimer V.I. Main Street Small Cap Fund
2020	7,158	30.52	33.97	241,724	0.00	0.75	1.35	14.52	15.19
2019	8,220	26.65	29.49	240,807	-	0.75	1.35	20.75	21.51
2018	9,254	22.07	24.27	223,118	0.07	0.75	1.35	(14.36)	(13.84)
2017	8,840	25.77	28.17	247,330	0.53	0.75	1.35	9.06	9.74
2016	10,072	23.63	25.67	256,074	0.22	0.75	1.35	12.63	13.33
Invesco Oppenheimer V.I. Total Return Bond Fund
2020	57,014	6.88	7.33	415,327	0.05	0.75	1.35	4.88	5.47
2019	33,571	6.56	6.95	231,997	3.27	0.75	1.35	4.46	5.14
2018	31,209	6.28	6.61	204,839	3.44	0.75	1.35	(5.42)	(4.89)
2017	39,199	6.64	6.95	271,222	1.86	0.75	1.35	(0.15)	0.43
2016	57,669	6.65	6.92	397,469	2.76	0.75	1.35	(1.34)	(0.72)

(b) Merger. See Note 1.

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Comstock
2020	17,603	12.36	14.50	255,085	0.02	0.75	1.35	(5.36)	(4.79)
2019	18,361	13.06	15.23	279,403	1.71	0.75	1.35	19.60	20.40
2018	24,827	10.92	12.65	313,979	1.41	0.75	1.35	(16.06)	(15.61)
2017	39,984	13.01	14.99	599,241	1.82	0.75	1.35	12.54	13.22
2016	47,301	11.56	13.24	622,884	1.34	0.75	1.35	12.02	12.68
Invesco V.I. Equity and Income
2020	62,922	13.19	15.42	970,057	0.02	0.75	1.35	4.93	5.54
2019	65,625	12.57	14.61	958,945	2.47	0.75	1.35	14.90	15.59
2018	67,551	10.94	12.64	853,910	2.06	0.75	1.35	(13.59)	(13.07)
2017	70,242	12.66	14.54	1,021,215	1.44	0.75	1.35	6.03	6.75
2016	70,805	11.94	13.62	964,724	1.18	0.75	1.35	9.94	10.55
Invesco V.I. Global Real Estate
2020	28,991	17.74	19.75	572,423	0.05	0.75	1.35	(16.04)	(15.53)
2019	32,131	21.13	23.38	751,303	4.75	0.75	1.35	17.72	18.44
2018	35,815	17.95	19.74	706,833	3.78	0.75	1.35	(10.16)	(9.62)
2017	38,163	19.98	21.84	832,047	3.35	0.75	1.35	8.23	8.93
2016	36,251	18.46	20.05	726,825	1.59	0.75	1.35	(2.28)	(1.72)
Invesco V.I. Government Money Market (c)
2020	117,657	8.45	8.69	1,022,249	0.00	0.75	1.35	(3.98)	(3.44)
2019	66,649	8.80	9.00	599,927	1.70	0.75	1.35	(2.76)	(2.17)
2018	100,298	9.05	9.20	919,798	1.06	0.75	1.35	(3.00)	(2.44)
2017	121,114	9.33	9.43	1,141,420	0.30	0.75	1.35	(4.01)	(3.38)
2016	110,418	9.72	9.76	1,077,030	0.06	0.75	1.35	(2.80)	(2.40)

(c) Liquidation. See Note 1.

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Government Securities
2020	96,578	8.04	8.77	848,396	0.02	0.75	1.35	1.39	2.10
2019	108,750	7.93	8.59	935,672	2.29	0.75	1.35	1.28	1.90
2018	126,342	7.83	8.43	1,066,699	1.92	0.75	1.35	(4.04)	(3.44)
2017	141,982	8.16	8.73	1,240,754	1.72	0.75	1.35	(2.63)	(2.02)
2016	180,739	8.38	8.91	1,611,758	2.45	0.75	1.35	(3.23)	(2.73)
Invesco V.I. Health Care
2020	13,429	24.85	27.66	367,420	0.00	0.75	1.35	9.57	10.24
2019	14,960	22.68	25.09	371,437	0.05	0.75	1.35	26.85	27.62
2018	14,645	17.88	19.66	285,444	-	0.75	1.35	(3.40)	(2.82)
2017	12,240	18.51	20.23	245,673	0.39	0.75	1.35	10.90	11.58
2016	12,246	16.69	18.13	220,474	-	0.75	1.35	(15.24)	(14.72)
Invesco V.I. International Growth
2020	26,974	16.75	18.53	494,373	0.02	0.75	1.35	8.91	9.58
2019	36,533	15.38	16.91	613,360	1.31	0.75	1.35	22.75	23.52
2018	41,965	12.53	13.69	571,140	1.51	0.75	1.35	(18.79)	(18.37)
2017	67,051	15.43	16.77	1,115,869	1.27	0.75	1.35	17.43	18.18
2016	73,279	13.14	14.19	1,034,845	1.05	0.75	1.35	(4.92)	(4.32)
Invesco V.I. Mid Cap Core Equity
2020	4,490	18.76	20.88	93,728	0.00	0.75	1.35	4.28	4.92
2019	6,088	17.99	19.90	121,148	0.23	0.75	1.35	19.69	20.46
2018	6,315	15.03	16.52	103,949	0.14	0.75	1.35	(15.37)	(14.89)
2017	4,545	17.76	19.41	87,602	0.28	0.75	1.35	9.77	10.41
2016	2,684	16.18	17.58	46,572	-	0.75	1.35	8.37	9.06
Invesco V.I. Value Opportunities
2020	397	13.56	15.10	5,964	0.00	0.75	1.35	0.82	1.41
2019	384	13.45	14.89	5,688	-	0.75	1.35	24.54	25.34
2018	380	10.80	11.88	4,491	-	0.75	1.35	(22.80)	(22.30)
2017	376	13.99	15.29	5,727	0.02	0.75	1.35	12.28	12.92
2016	1,167	12.46	13.54	15,778	0.10	0.75	1.35	12.86	13.59

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy VIP Asset Strategy
2020	12,567	10.56	10.56	132,701	0.02	0.75	0.75	9.66	9.66
2019	9,121	9.63	9.63	87,802	2.17	0.75	0.75	17.30	17.30
2018	9,261	8.21	8.21	76,012	1.97	0.75	0.75	(8.88)	(8.88)
2017	8,900	9.01	9.01	80,207	1.75	0.75	0.75	13.91	13.91
2016	7,135	7.91	7.91	56,434	0.63	0.75	0.75	(6.17)	(6.17)
Janus Henderson VIT Enterprise
2020	81,422	24.96	26.99	2,196,653	-	0.75	1.35	14.08	14.75
2019	80,995	21.88	23.52	1,903,821	0.06	0.75	1.35	29.39	30.23
2018	63,748	16.91	18.06	1,150,810	0.10	0.75	1.35	(4.89)	(4.34)
2017	42,424	17.78	18.88	800,315	0.16	0.75	1.35	21.61	22.36
2016	37,688	14.62	15.43	580,598	0.02	0.75	1.35	7.34	7.98
Janus Henderson VIT Research
2020	43,759	21.33	22.61	989,918	0.00	0.75	1.35	26.89	27.67
2019	42,400	16.81	17.71	751,265	0.31	0.75	1.35	29.51	30.22
2018	37,679	12.98	13.60	512,575	0.42	0.75	1.35	(7.02)	(6.40)
2017	29,917	13.96	14.53	434,557	0.27	0.75	1.35	22.13	22.82
2016	25,107	11.43	11.83	296,757	0.38	0.75	1.35	(4.03)	(3.43)
JPMorgan Insurance Trust Core Bond Portfolio
2020	16,925	9.80	9.80	165,502	0.02	0.75	0.75	3.70	3.70
2019	18,244	9.45	9.45	172,016	2.41	0.75	0.75	3.85	3.85
2018	18,157	9.10	9.10	164,786	2.44	0.75	0.75	(3.91)	(3.91)
2017	18,913	9.47	9.47	179,285	2.42	0.75	0.75	(0.42)	(0.42)
2016	53,197	9.51	9.51	506,436	1.89	0.75	0.75	(1.96)	(1.96)
Lord Abbett Series Bond-Debenture VC
2020	19,782	11.09	11.09	219,477	0.03	0.75	0.75	3.36	3.36
2019	29,960	10.73	10.73	321,515	3.78	0.75	0.75	9.27	9.27
2018	33,311	9.82	9.82	327,299	4.46	0.75	0.75	(7.62)	(7.62)
2017	31,803	10.63	10.63	338,031	3.87	0.75	0.75	5.25	5.25
2016	37,137	10.10	10.10	375,230	6.92	0.75	0.75	8.02	8.02

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Lord Abbett Series Developing Growth VC
2020	11,452	23.48	23.48	269,271	-	0.75	0.75	66.17	66.17
2019	7,684	14.13	14.13	108,755	-	0.75	0.75	26.95	26.95
2018	4,501	11.13	11.13	50,246	-	0.75	0.75	1.00	1.00
2017	4,408	11.02	11.02	48,713	-	0.75	0.75	25.23	25.23
2016	4,638	8.80	8.80	40,951	-	0.75	0.75	(6.28)	(6.28)
MFS® VIT II Research International
2020	33,917	8.58	10.91	369,446	0.02	0.75	1.35	7.92	8.56
2019	34,247	7.95	10.05	335,823	1.26	0.75	1.35	22.31	23.01
2018	33,210	6.50	8.17	270,814	1.04	0.75	1.35	(18.03)	(17.47)
2017	48,085	7.93	9.90	468,608	1.67	0.75	1.35	22.38	23.13
2016	44,416	6.48	8.04	356,609	1.19	0.75	1.35	(5.12)	(4.51)
MFS® VIT Total Return
2020	74,612	12.26	14.24	1,064,096	0.02	0.75	1.35	4.88	5.40
2019	98,690	11.69	13.51	1,334,002	2.26	0.75	1.35	14.95	15.77
2018	116,565	10.17	11.67	1,361,787	1.98	0.75	1.35	(9.84)	(9.39)
2017	145,105	11.28	12.88	1,868,733	2.04	0.75	1.35	7.22	7.96
2016	173,333	10.52	11.93	2,068,519	2.76	0.75	1.35	4.16	4.74
MFS® VIT Utilities
2020	32,833	13.81	20.52	656,606	0.02	0.75	1.35	1.17	1.74
2019	30,738	13.65	20.17	597,248	3.77	0.75	1.35	19.42	20.20
2018	29,300	11.43	16.78	475,313	0.83	0.75	1.35	(3.46)	(2.89)
2017	27,869	11.84	17.28	454,601	4.07	0.75	1.35	9.63	10.27
2016	35,545	10.80	15.67	539,929	2.47	0.75	1.35	6.40	7.11
Morgan Stanley VIF Emerging Markets Equity
2020	45,231	7.76	9.14	411,975	0.01	0.75	1.35	9.45	10.12
2019	57,672	7.09	8.30	478,147	1.13	0.75	1.35	14.54	15.12
2018	64,871	6.19	7.21	467,338	0.45	0.75	1.35	(21.05)	(20.51)
2017	53,845	7.84	9.07	488,045	0.78	0.75	1.35	29.16	29.94
2016	47,182	6.07	6.98	326,150	0.48	0.75	1.35	2.19	2.80

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2020	16,637	12.53	12.53	208,300	0.02	0.75	0.75	5.92	5.92
2019	16,015	11.83	11.83	189,360	1.60	0.75	0.75	17.71	17.71
2018	15,367	10.05	10.05	154,405	1.61	0.75	0.75	(12.68)	(12.68)
2017	11,550	11.51	11.51	132,893	1.28	0.75	0.75	15.33	15.33
2016	5,614	9.98	9.98	55,958	1.38	0.75	0.75	7.20	7.20
Morningstar Balanced ETF Asset Allocation Portfolio
2020	35,142	11.37	11.37	399,397	0.02	0.75	0.75	5.08	5.08
2019	34,669	10.82	10.82	374,943	2.35	0.75	0.75	12.01	12.01
2018	32,222	9.66	9.66	311,167	2.05	0.75	0.75	(9.72)	(9.72)
2017	28,177	10.70	10.70	301,277	1.65	0.75	0.75	9.18	9.18
2016	22,433	9.80	9.80	219,705	1.96	0.75	0.75	4.48	4.48
Morningstar Conservative ETF Asset Allocation Portfolio
2020	17,947	9.81	9.81	175,925	0.03	0.75	0.75	2.62	2.62
2019	4,287	9.56	9.56	40,984	1.98	0.75	0.75	5.52	5.52
2018	4,473	9.06	9.06	40,536	3.53	0.75	0.75	(6.02)	(6.02)
2017	1,034	9.64	9.64	9,958	-	0.75	0.75	2.34	2.34
2016	-	9.42	9.42	-	-	0.75	0.75	0.75	0.75
Morningstar Growth ETF Asset Allocation Portfolio
2020	27,672	12.11	12.11	335,227	0.02	0.75	0.75	5.95	5.95
2019	26,306	11.43	11.43	300,817	1.47	0.75	0.75	15.34	15.34
2018	39,369	9.91	9.91	390,171	2.28	0.75	0.75	(11.44)	(11.44)
2017	13,276	11.19	11.19	148,555	1.46	0.75	0.75	12.92	12.92
2016	2,679	9.91	9.91	26,541	2.32	0.75	0.75	5.65	5.65
Morningstar Income and Growth ETF Asset Allocation Portfolio
2020	20,864	10.62	10.62	221,599	0.02	0.75	0.75	4.42	4.42
2019	20,037	10.17	10.17	203,791	2.13	0.75	0.75	8.77	8.77
2018	19,249	9.35	9.35	180,031	2.04	0.75	0.75	(7.79)	(7.79)
2017	9,694	10.14	10.14	98,292	1.18	0.75	0.75	5.85	5.85
2016	4,727	9.58	9.58	45,237	1.78	0.75	0.75	2.46	2.46

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Neuberger Berman AMT Sustainable Equity
2020	28,397	27.17	29.70	844,912	0.00	0.75	1.35	14.16	14.89
2019	30,598	23.80	25.85	792,517	0.29	0.75	1.35	20.26	20.96
2018	31,099	19.79	21.37	665,661	0.18	0.75	1.35	(9.96)	(9.41)
2017	44,365	21.98	23.59	1,047,219	0.34	0.75	1.35	13.07	13.74
2016	44,501	19.44	20.74	923,653	0.55	0.75	1.35	4.97	5.60
PIMCO VIT All Asset
2020	9,453	12.55	13.97	127,932	0.05	0.75	1.35	3.38	4.02
2019	10,732	12.14	13.43	139,840	2.88	0.75	1.35	7.15	7.78
2018	11,554	11.33	12.46	140,075	3.19	0.75	1.35	(9.43)	(8.92)
2017	12,115	12.51	13.68	161,371	4.66	0.75	1.35	8.69	9.35
2016	12,648	11.51	12.51	154,207	2.66	0.75	1.35	8.08	8.78
PIMCO VIT CommodityRealReturn Strategy
2020	41,436	3.73	4.22	171,816	0.07	0.75	1.35	(3.12)	(2.54)
2019	42,263	3.85	4.33	180,578	4.75	0.75	1.35	6.65	7.44
2018	42,915	3.61	4.03	170,993	2.09	0.75	1.35	(17.77)	(17.25)
2017	48,305	4.39	4.87	232,820	9.37	0.75	1.35	(2.23)	(1.62)
2016	60,844	4.49	4.95	297,717	1.09	0.75	1.35	10.32	10.74
PIMCO VIT Emerging Markets Bond
2020	3,539	12.24	12.72	44,961	0.05	0.75	1.35	2.00	2.66
2019	3,771	12.00	12.39	46,674	5.32	0.75	1.35	9.79	10.43
2018	7,469	10.93	11.22	83,521	4.85	0.75	1.35	(8.92)	(8.33)
2017	5,464	12.00	12.24	66,737	6.16	0.75	1.35	5.08	5.70
2016	8,696	11.42	11.58	100,001	7.88	0.75	1.35	8.35	9.04
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
2020	33,588	11.69	12.50	419,106	0.06	0.75	1.35	1.04	1.63
2019	48,392	11.57	12.30	594,593	1.86	0.75	1.35	2.39	3.10
2018	52,887	11.30	11.93	630,322	1.31	0.75	1.35	(2.25)	(1.65)
2017	53,160	11.56	12.13	644,421	4.66	0.75	1.35	(1.62)	(1.06)
2016	55,128	11.75	12.26	675,065	1.43	0.75	1.35	2.00	2.59

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT Low Duration
2020	68,641	7.60	8.46	580,042	0.01	0.75	1.35	(1.43)	(0.82)
2019	70,418	7.71	8.53	600,015	2.78	0.75	1.35	(0.39)	0.12
2018	64,278	7.74	8.52	546,601	1.86	0.75	1.35	(3.97)	(3.29)
2017	75,415	8.06	8.81	662,703	1.36	0.75	1.35	(3.01)	(2.44)
2016	75,395	8.31	9.03	678,424	1.66	0.75	1.35	(2.92)	(2.27)
PIMCO VIT Real Return
2020	115,435	10.39	11.56	1,334,518	0.01	0.75	1.35	7.00	7.53
2019	130,852	9.71	10.75	1,405,883	1.62	0.75	1.35	3.74	4.47
2018	140,061	9.36	10.29	1,439,778	2.57	0.75	1.35	(6.31)	(5.77)
2017	128,571	9.99	10.92	1,401,561	2.33	0.75	1.35	(0.79)	(0.18)
2016	155,837	10.07	10.94	1,700,812	2.27	0.75	1.35	0.70	1.30
PIMCO VIT Total Return
2020	54,792	10.03	10.03	549,409	0.02	0.75	0.75	4.59	4.59
2019	44,606	9.59	9.59	427,841	2.81	0.75	0.75	4.24	4.24
2018	19,931	9.20	9.20	183,397	2.54	0.75	0.75	(4.27)	(4.27)
2017	23,525	9.61	9.61	226,220	1.94	0.75	0.75	0.95	0.95
2016	25,573	9.52	9.52	243,620	2.64	0.75	0.75	(1.24)	(1.24)
Putnam VT Small Cap Value
2020	911	11.02	11.02	10,045	0.01	0.75	0.75	0.09	0.09
2019	1,774	11.01	11.01	19,534	0.66	0.75	0.75	19.67	19.67
2018	1,702	9.20	9.20	15,662	0.43	0.75	0.75	(22.88)	(22.88)
2017	1,639	11.93	11.93	19,552	0.42	0.75	0.75	3.92	3.92
2016	732	11.48	11.48	8,401	1.09	0.75	0.75	22.78	22.78
Royce Micro-Cap
2020	15,360	10.45	12.60	193,194	-	0.75	1.35	18.48	19.21
2019	15,614	8.82	10.57	164,729	-	0.75	1.35	14.40	15.14
2018	16,658	7.71	9.18	151,455	-	0.75	1.35	(12.88)	(12.40)
2017	18,716	8.85	10.48	191,917	0.63	0.75	1.35	0.68	1.35
2016	20,491	8.79	10.34	210,236	0.68	0.75	1.35	14.60	15.27

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

T. Rowe Price Health Sciences
2020	75,438	21.19	21.19	1,598,905	-	0.75	0.75	24.50	24.50
2019	72,441	17.02	17.02	1,233,406	-	0.75	0.75	23.96	23.96
2018	61,974	13.73	13.73	851,656	-	0.75	0.75	(2.90)	(2.90)
2017	22,885	14.14	14.14	324,122	-	0.75	0.75	22.64	22.64
2016	16,893	11.53	11.53	195,210	-	0.75	0.75	(14.02)	(14.02)
Templeton Developing Markets VIP Fund
2020	17,647	12.15	12.15	214,489	0.06	0.75	0.75	12.81	12.81
2019	19,594	10.77	10.77	210,974	1.00	0.75	0.75	22.11	22.11
2018	17,321	8.82	8.82	152,845	0.89	0.75	0.75	(18.93)	(18.93)
2017	17,711	10.88	10.88	192,806	1.14	0.75	0.75	35.16	35.16
2016	14,145	8.05	8.05	113,876	0.99	0.75	0.75	13.22	13.22
Templeton Global Bond VIP Fund
2020	249,500	7.77	7.77	1,937,727	0.06	0.75	0.75	(8.70)	(8.70)
2019	146,973	8.51	8.51	1,251,558	7.02	0.75	0.75	(1.73)	(1.73)
2018	137,719	8.66	8.66	1,193,640	-	0.75	0.75	(1.81)	(1.81)
2017	128,792	8.82	8.82	1,136,986	-	0.75	0.75	(1.89)	(1.89)
2016	124,241	8.99	8.99	1,117,166	-	0.75	0.75	(0.88)	(0.88)
Western Asset Variable Global High Yield Bond
2020	3,102	12.05	12.13	37,516	0.03	0.75	1.35	2.55	3.15
2019	4,361	11.75	11.76	51,259	4.64	0.75	1.35	9.20	9.80
2018	5,337	10.71	10.76	57,563	3.95	0.75	1.35	(8.27)	(7.67)
2017	7,608	11.60	11.73	89,296	5.41	0.75	1.35	3.81	4.41
2016	6,374	11.11	11.30	72,009	3.57	0.75	1.35	10.46	11.10

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.  Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to the unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.  The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values.  See Note 2.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.